As filed with the SEC on February 28, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 33-2659

Pre-Effective Amendment No.

Post-Effective Amendment No. 53


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-4556


Amendment No. 54


                        (Check appropriate box or boxes.)

                                IDEX MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716 (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

| |   60 days after filing pursuant to paragraph (a) (1) of Rule 485.

| |   75 days after filing pursuant to paragraph (a) (2) of Rule 485.

| |   On (Date) pursuant to paragraph (a) (1) of Rule 485.

| |   On March 1, 2003 pursuant to paragraph (a) (2) of Rule 485.

|X|   Immediately upon filing pursuant to paragraph (b) of Rule 485.

| |   On (Date) pursuant to paragraph (b) of Rule 485.

If    appropriate, check the following box:

|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  PLEASE NOTE:

             THIS FILING IS FOR IDEX PROTECTED PRINCIPAL STOCK ONLY
                     AND DOES NOT IMPACT THE OTHER OPERATING
                           SERIES OF IDEX MUTUAL FUNDS

                         SUPPLEMENT DATED MARCH 1, 2003
                       TO PROSPECTUS DATED MARCH 29, 2002

PLEASE USE THIS SUPPLEMENT WITH THE IDEX PROTECTED PRINCIPAL STOCK FUND PROSPECTUS DATED MARCH 29, 2002.

THE FOLLOWING INFORMATION SUPPLEMENTS AND AMENDS THE PROSPECTUS DISCLOSURE, AS INDICATE.

ADDITION TO COVER:

Please note: IDEX Protected Principal Stock Fund is closed to new investments.

THE FOLLOWING INFORMATION APPLIES TO PAGE 2 OF THE PROSPECTUS, UNDER THE HEADING "PRINCIPAL STRATEGIES AND POLICIES":

1. Please delete the entire section titled "Offering Period" as the fund is closed to new investors.

2. Please replace the first sentence in the section titled "Guarantee" with the following: "The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. (ATFA), guarantees shareholders a Guaranteed Amount five years after the Investment Date, which was July 1, 2002."

3. Please add the following sentence to the paragraph under the section titled "Step-Up": The fund reserves the right to modify or terminate the step-up at any time.

THE FOLLOWING REPLACES THE RESPECTIVE INFORMATION ON PAGE 3 OF THE PROSPECTUS:

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

                                                              CLASS OF SHARES
                                                     --------------------------------
                                                     A        B        C        M
                                                     --------------------------------
MANAGEMENT FEES                                      1.30%    1.30%    1.30%    1.30%
DISTRIBUTION AND SERVICE
(12B-1) FEES                                         0.35%    1.00%    1.00%    0.90%
OTHER EXPENSES                                       0.98%    0.98%    0.98%    0.98%
                                                     --------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                                   2.63%    3.28%    3.28%    3.18%
EXPENSE REDUCTION (C)                                0.38%    0.38%    0.38%    0.38%
                                                     --------------------------------
NET OPERATING EXPENSES                               2.25%    2.90%    2.90%    2.80%

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 2/29/04 for expenses that exceed 1.90%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.90%.

(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS                                         1 YEAR          3 YEARS          5 YEARS          10 YEARS
-----------                                         ------          -------          -------          --------
A                                                    $766            $1287            $1833             $3316
B                                                    $793            $1274            $1779             $3400
C                                                    $293            $ 974            $1679             $3551
M                                                    $479            $1036            $1715             $3524

If the shares are not redeemed:

SHARE CLASS                                         1 YEAR          3 YEARS          5 YEARS          10 YEARS
-----------                                         ------          -------          -------          --------
A                                                    $766            $1287            $1833             $3316
B                                                    $293            $ 974            $1679             $3400
C                                                    $293            $ 974            $1679             $3551
M                                                    $380            $1036            $1715             $3524

THE FOLLOWING INFORMATION IS APPLICABLE TO PAGE 4 OF THE PROSPECTUS:

Please delete the sections titled "Definitions and How the Fund Will Operate" and "Offering Period" as the fund is closed to new investments.

Please add the following sentence to the beginning of the first paragraph under the section titled "The Guarantee":

The fund's adviser provides a guarantee against market declines of your investment as of specific date, subject to various conditions described below. Specific terms of your investment in this fund are described in this Prospectus and in the Statement of Additional Information.

THE FOLLOWING INFORMATION IS APPLICABLE TO PAGE 5 OF THE PROSPECTUS:

Please replace the paragraph under the title "Example" with the following information:

Assume you submitted an application to purchase Class A shares of the fund during an Offering Period in the amount of $21,200. Your money was therefore invested in IDEX Transamerica Money Market Class A at the public offering price. After deducting the 5.50% sales load, $20,000 is your money market initial account value. Assume $70 in dividends was reinvested into your money market account up until the Investment Date; your money market account was worth $20,070 at the end of the Offering Period. This is the Guaranteed Amount that was invested in your fund account as of the Investment Date.

Assume further that your account value has increased due to growth in your fund's price (market appreciation) as of the Step-Up Date in 2003. If you so elected, you were able to "step-up" your Guaranteed Amount to $22,000 (assuming no redemptions or extraordinary charges) upon proper notice to IDEX. Your Guarantee Period restarted to end 5 years after the Step-Up event (which would be July 1, 2008) and your Guaranteed Amount was now $22,000.

THE FOLLOWING INFORMATION IS APPLICABLE TO THE SECTION ENTITLED SHAREHOLDER INFORMATION ON PAGES 8-15 OF THE PROSPECTUS:

Please delete the sections on page 8 titled "Opening an Account" and "New Account Application" as the fund is closed.

Please delete the first paragraph under the section titled "How to Exchange Shares" on page 8.

On page 9 of the Prospectus: For the 3rd bullet point under "Special Situations for Exchanging Shares," please delete the word "limited" and replace it with "not applicable."

Also on Page 9, please delete the section titled "Minimum Purchases" under the heading titled "Other Account Information."

On Page 10 of the Prospectus, please delete the section titled "Reinvestment Privilege."

Please delete the entire table on page 12 "How to Buy Shares".

Please delete all of the information on page 14 as the fund is closed to new investments, with the exception of the table which explains the charges assessed to your share classes.

On page 15, please delete "Class B Shares - Back Load," "Class C Shares - Level Load," and "Class M Shares - Level Load." Please note: The table relating to Contingent Deferred Sales Charge - Class B Shares remains.

THE FOLLOWING SECTION IS ADDED AFTER PAGE 16 TO THE PROSPECTUS:

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

The Financial Highlights table is to help you to understand the fund's performance for as long as it has been operating, or for five years, whichever is shorter. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2002 has been derived from financial statements audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the 2002 Annual Report, which is available to you upon request.

                                             Investment Operations                                        Distributions
                                                                                               ------------------------------------
                                         Net Asset                  Net Realized                           From Net
                                           Value,         Net          and                      From Net   Realized
                            YEAR OR      Beginning     Investment    Unrealized      Total     Investment   Capital       Total
                         PERIOD ENDED    of Period   Income (Loss)   Gain (Loss)  Operations     Income      Gains    Distributions
                         ------------    ---------   -------------  ------------  ----------   ----------  --------   -------------
Class A                  10/31/02 (5)      $10.00       $(0.02)       $(0.03)       $(0.01)       $ --       $ --         $ --
Class B                  10/31/02 (5)      $10.00       $(0.04)       $(0.05)       $(0.01)       $ --       $ --         $ --
Class C                  10/31/02 (5)      $10.00       $(0.04)       $(0.05)       $(0.01)       $ --       $ --         $ --
Class M                  10/31/02 (5)      $10.00       $(0.04)       $(0.05)       $(0.01)       $ --       $ --         $ --

                                                                                             Ratios/Supplemental Data
                                                                                   ------------------------------------------------
                                                                                    Ratio of Expenses
                                                                                      to Average Net
                                                                                       Assets (1)(3)
                                                                                    -----------------         Net
                                                                                                           Investment
                                                                    Net Assets,                              Income
                            YEAR OR       Net Asset                   End of                                (Loss) to     Portfolio
                            PERIOD       Value, End      Total        Period                               Average Net     Turnover
                         PERIOD ENDED     of Period     Return(2)    (000's)        Net         Gross     Assets(1)(3)     Rate (4)
                         ------------    ----------     ---------   -----------    -----        -----     ------------    ---------
Class A                  10/31/02 (5)      $10.01         0.10%       $10,381      2.25%        2.62%        (0.70)%        14.30%
Class B                  10/31/02 (5)      $10.01         0.10%       $47,170      2.90%        3.28%        (1.35)%        14.30%
Class C                  10/31/02 (5)      $10.01         0.10%       $ 6,969      2.90%        3.28%        (1.35)%        14.30%
Class M                  10/31/02 (5)      $10.01         0.10%       $ 4,076      2.90%        3.18%        (1.25)%        14.30%

NOTES TO FINANCIAL HIGHLIGHTS

The financial highlights provide a per share breakdown of the components that affect the fund's net asset value (NAV) for current and past reporting periods. Amounts indicated by a (--) are either zero or less than one-half of a penny. The financial highlights also provide total return, asset size, expense ratios and portfolio turnover rate (as applicable).

(1)      Ratio of Expenses to Average Net Assets shows:

         Net (net expense ratio which is total expenses less fee waivers and reimbursements by the investment adviser).

         Gross (total expenses not taking into account fee waivers and reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any).

(2) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.

                  Periods of less than one year are not annualized.

(3)      Periods of less than one year are annualized.

(4)      Periods of less than one year are not annualized.

(5) Calculated based on average number of shares outstanding during the period.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                    IDEX PROTECTED PRINCIPAL STOCK PROSPECTUS
                              DATED MARCH 29, 2002
                     IS INCORPORATED HEREIN BY REFERENCE TO
                      THE IDEX MUTUAL FUNDS POST-EFFECTIVE
                          AMENDMENT NO. 47 TO THE IDEX
                      REGISTRATION STATEMENT AS FILED WITH
            THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 29, 2002
                               (FILE NO. 33-2659)

                                IDEX MUTUAL FUNDS

                         IDEX PROTECTED PRINCIPAL STOCK


                       STATEMENT OF ADDITIONAL INFORMATION

                                   MARCH 1, 2003

                                 IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                   Customer Service (888) 233-4339 (toll free)

The fund listed above is a series of IDEX Mutual Funds ("IDEX"), an open-end management investment company that offers a selection of investment funds. IDEX is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The fund is diversified.

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the IDEX prospectus dated March 29, 2002, as supplemented March 1, 2003 which may be obtained free of charge by writing or calling IDEX at the above address or telephone number. This SAI contains additional and more detailed information about the IDEX operations and activities than that set forth in the prospectus. The IDEX Annual and Semi-Annual Reports to shareholders are incorporated by reference into this SAI.

THIS FUND IS CLOSED TO NEW INVESTMENTS.

                                TABLE OF CONTENTS


                                                                               Page
 INVESTMENT OBJECTIVES.......................................................   1
 INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES.............................   1
     Investment Restrictions of IDEX Protected Principal Stock ..............   1
 OTHER POLICIES AND PRACTICES OF THE FUND ...................................   2
 OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS ..........................   2
     Options on Securities and Indexes ......................................   2
     Options on Foreign Currencies ..........................................   4
     Futures Contracts and Options thereon...................................   4
     Forward Contracts ......................................................   5
     Swaps and Swap-Related Products ........................................   6
     Credit Default Swaps ...................................................   7
     Exchange-Traded Funds ("ETFs") .........................................   7
     Euro Instruments .......................................................   7
     Special Investment Considerations and Risks ............................   7
     Additional Risks of Options on Foreign Currencies, Forward Contracts
                   and Foreign Instruments ..................................   8
 FOREIGN INVESTMENTS ........................................................   9
 OTHER INVESTMENT COMPANIES .................................................  10
 WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES ............  10
 ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES ........................  10
 MORTGAGE RELATED SECURITIES ................................................  11
 LENDING OF FUND SECURITIES .................................................  11
 ILLIQUID SECURITIES AND RESTRICTED/144A SECURITIES..........................  11
 MUNICIPAL OBLIGATIONS ......................................................  12
                   Municipal Bonds ..........................................  12
                   Municipal Notes ..........................................  12
                   Municipal Commercial Paper ...............................  12
                   Variable Rate Obligations ................................  12
                   Municipal Lease Obligations ..............................  12
 LOAN PARTICIPATIONS ........................................................  13
 EQUITY EQUIVALENTS .........................................................  13
 REPURCHASE AND REVERSE REPURCHASE AGREEMENTS ...............................  13
 PASS-THROUGH SECURITIES ....................................................  14
 HIGH-YIELD/HIGH-RISK BONDS .................................................  14
           Valuation Risks ..................................................  14
           Liquidity Risks ..................................................  14
 WARRANTS AND RIGHTS ........................................................  15
 U.S. GOVERNMENT SECURITIES .................................................  15
 TEMPORARY DEFENSIVE POSITION ...............................................  15
 OTHER SECURITIES IN WHICH THE FUND MAY INVEST ..............................  15
 PORTFOLIO TURNOVER RATE ....................................................  16
 INVESTMENT ADVISORY AND OTHER SERVICES .....................................  16
 DISTRIBUTOR ................................................................  19
 ADMINISTRATIVE SERVICES ....................................................  20
 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES .............................  20
 TRANSFER AGENCY FEES  ......................................................  20
 FUND TRANSACTIONS AND BROKERAGE ............................................  20
 TRUSTEES AND OFFICERS ......................................................  22
 PURCHASE OF SHARES .........................................................  27
 DEALER REALLOWANCES ........................................................  28
 DISTRIBUTION PLANS .........................................................  29
 DISTRIBUTION FEES ..........................................................  30
 NET ASSET VALUE DETERMINATION ..............................................  30
 DIVIDENDS AND OTHER DISTRIBUTIONS ..........................................  31
 SHAREHOLDER ACCOUNTS .......................................................  31
 RETIREMENT PLANS ...........................................................  31

 REDEMPTION OF SHARES .....................................................   31
 TAXES ....................................................................   32
 PRINCIPAL SHAREHOLDERS ...................................................   33
 INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS .................................   33
     CODE OF ETHICS .......................................................   33
     REGISTRATION STATEMENT ...............................................   34
 PERFORMANCE INFORMATION ..................................................   34
 FINANCIAL STATEMENTS .....................................................   36

                              INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of the fund, the principal types of securities in which the fund will invest, and the policies and practices of the fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that the fund will, in fact, achieve its objective. The fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of the fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, the fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy.

INVESTMENT RESTRICTIONS OF IDEX PROTECTED PRINCIPAL STOCK

IDEX Protected Principal Stock may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940
     Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of any one issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

3. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33-1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33-1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.

4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

5. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies ngaged in the real estate business).

6. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective.

7. Purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

8. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities).

9. Make loans, except through (a) the purchase of debt obligations in accordance with the fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

     Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of IDEX without shareholder approval:

(A) The fund may not invest in companies for the purpose of exercising control or management.

(B) The fund may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box or taking short positions in index call options."

(C) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(D) The fund may not mortgage, pledge hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33-1/3% of the fund's total assets at the time of borrowing or investment.

                    OTHER POLICIES AND PRACTICES OF THE FUNDS

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in the fund's investment restrictions and policies.

OPTIONS ON SECURITIES AND INDEXES. In an effort to increase current income and to reduce fluctuations in net asset value, the may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. The fund also may write call options that are not covered for cross-hedging purposes. The fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on the fund's writing and buying of options on securities.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if the fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, the fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a fund previously has written. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the fund will forego the potential benefit represented by market appreciation over the exercise price.

When the fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the fund will realize a gain or loss.

The purpose of writing covered call options is to generate additional premium income for the fund. This premium income will serve to enhance the fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

Once the decision to write a call option has been made, the fund's investment adviser or sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the fund will be able to effect such closing transactions at a favorable price. If the fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

Where the fund may purchase put options, the fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. The fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to the fund upon its exercise of a "put" is normally (i) the fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. The fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the fund would suffer a loss. The fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

OPTIONS ON FOREIGN CURRENCIES. The fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, the fund may buy put options on the foreign currency. If the value of the currency declines, the fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the fund could sustain losses on transactions in foreign currency options that would require the fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

The fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The fund may write covered call options on foreign currencies. A call option written on a foreign currency by the fund is "covered" if the fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

The fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FUTURES CONTRACTS AND OPTIONS THEREON. The fund may enter into futures contracts, purchase or sell options on any such futures contracts, and engage in related closing transactions. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities.

U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The fund may use futures contracts to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

If the notional value of the fund's non-hedge contracts exceeds 100% of its total assets, the fund will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the its net assets. If the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes exceeds 5% of the its net assets, the notional value of a fund's non-hedge contracts will not exceed 100% of the liquidation value of the fund's portfolio securities. Futures transactions will be limited to the extent necessary to maintain the qualification of the fund as a regulated investment companies.

The fund also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require the fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that the fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete thecontemplated exchange.

The following discussion summarizes the fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").

The fund may enter into forward currency contracts with stated contract values of up to the value of that fund's assets. The fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). The fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the funds are able to protect themselves against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. The fund may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for the fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such fund is obligated to deliver.

If the fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The fund will have to convert its holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, the fund's ability to utilize forward currency contracts may be restricted. In addition, the fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, the fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. The fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. The fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

The fund does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

The fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If the fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by the fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as the fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The fund's sub-adviser may use these opportunities to the extent they are consistent with the fund's investment objective and as are permitted by the fund's investment limitations and applicable regulatory requirements.

CREDIT DEFAULT SWAPS. The fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to the fund in the event of a default.

EXCHANGE-TRADED FUNDS ("ETFS"). Subject to limitations under the 1940 Act, the fund may invest in shares of investment companies know as ETFs. For example, a fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. The fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund.

EURO INSTRUMENTS. The fund may make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency-denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. The fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, the fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

The fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the fund will be able to use those instruments effectively for their intended purposes.

In connection with certain of its hedging transactions, the fund must segregate assets with the fund's custodian bank to ensure that the fund will be able to meet its obligations pursuant to these instruments. Segregation of a large percentage of a fund's assets could impede implementation of the fund's investment policies or its ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

FOREIGN INVESTMENTS

The fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts ("ADRs"). Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund investing in foreign markets is uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to a fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers that have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to the fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a fund's assets. The value of the assets of the fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of a fund investing in foreign markets. In addition, although the fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, the fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

OTHER INVESTMENT COMPANIES

The fund may invest in securities issued by other investment companies as permitted under the 1940 Act. The fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. The fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market that will occur sometime in the future. No payment or delivery is made by the fund until it receives payment or delivery from the other party for any of the above transactions. The fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value of the security may be more or less than the purchase price. The fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, the fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

Subject to its investment restrictions, the fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), the fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years the fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for the fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

MORTGAGE-RELATED SECURITIES

The fund may invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and by nongovernmental entities, provided, however, that to the extent that the fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

LENDING OF FUND SECURITIES

The fund, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The fund must receive 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the fund, it could experience delays in recovering its securities and possible capital losses. The fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, the fund may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 ("1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by the fund could, however, adversely affect the marketability of such portfolio security and the fund might be unable to dispose of such security promptly or at reasonable prices.

The Fund's Board of Trustees has authorized the fund's sub-adviser to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the fund's sub-adviser will consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. The fund may be restricted in its ability to sell such securities at a time when a fund's sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

MUNICIPAL OBLIGATIONS

The fund may invest in the following types of municipal obligations:

MUNICIPAL BONDS. Municipal bonds generally are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

MUNICIPAL NOTES. Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and the sub-adviser believes that this increase may continue.

VARIABLE RATE OBLIGATIONS. The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.

LOAN PARTICIPATIONS

The fund may purchase participations in commercial loans, including loan assignments. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The fund may participate in such syndications, or can buy part of a loan, becoming a part lender. The fund's investment in a loan participation typically will result in the fund having a contractual relationship only with the lender and not with the borrower. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a fund to value these securities for purposes of calculating its net asset value.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the fund may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. The fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts are an example of the type of derivative security in which the fund might invest.

REPURCHASE AND REVERSE REPURCHASE  AGREEMENTS

Subject to its investment restrictions, the fund may enter into repurchase and reverse repurchase agreements. Reverse repurchase agreements are also subject to the applicable restrictions regarding senior securities. In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. The fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees. In addition, the fund currently intends to invest primarily in repurchase agreements collateralized by cash, U.S. government securities, or money market instruments whose value equals at least 100% of the repurchase price, marked-to-market daily.

In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will segregate with its custodian cash and appropriate liquid assets with the fund's custodian to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties the investment sub-adviser for the fund deems creditworthy and that have been reviewed by the Board of Trustees.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

The fund may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are more fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the fund.

HIGH YIELD/HIGH-RISK BONDS

High-yield/high-risk bonds, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

VALUATION RISKS. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

LIQUIDITY RISKS. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS

Subject to its investment restrictions, the fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that the fund may hold include, in addition to those described in the prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, the fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when the fund assumes a temporary defensive position it may not be able to achieve its investment objective.

OTHER SECURITIES IN WHICH THE FUND MAY INVEST

CORPORATE DEBT SECURITIES. The fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

COMMERCIAL PAPER. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

INTERNATIONAL AGENCY OBLIGATIONS. The fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS. Subject to its investment restrictions, the fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions that satisfy specified quality criteria.

VARIABLE OR FLOATING RATE SECURITIES. Subject to its investment restrictions, the fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

PREFERRED STOCKS. Subject to a fund's investment restrictions, the fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

CONVERTIBLE SECURITIES. Subject to its investment restrictions, the fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

COMMON STOCKS. Subject to its investment restrictions, the fund may invest in common stocks. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

PORTFOLIO TURNOVER RATE

Changes may be made in a fund's portfolio consistent with the investment objective and policies of the fund whenever such changes are believed to be in the best interests of the fund and its shareholders, and the fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rates for the fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs to a fund, including brokerage commissions, and may have adverse tax consequences

The portfolio turnover rate for the fund is calculated by dividing the lesser of a fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                     INVESTMENT ADVISORY AND OTHER SERVICES

IDEX has entered into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of the fund with AEGON Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. ATFA supervises the fund's investments and conducts its investment program.

ATFA is directly owned by Western Reserve Life Assurance Co. of Ohio (78%) ("WRL"), and AUSA Holding Company (22%) ("AUSA"), both of which are indirectly wholly-owned subsidiaries of AEGON N.V. which is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company, which is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

INVESTMENT ADVISER COMPENSATION

ATFA receives annual compensation from the fund as follows:

    Fund                                     Percentage of Average Daily Net Assets
    ------------------------------------     --------------------------------------
    IDEX Protected Principal Stock           1.30% of the first $100 million
                                             1.25% in excess of $100 million

ADVISORY AGREEMENT

The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Advisory Agreement provides that ATFA will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and (iii) be responsible for the administration of the fund. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the fund, ATFA or by a vote of shareholders of the fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that ATFA shall not be liable to the fund or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of ATFA in the performance of its duties thereunder.

The Advisory Agreement became effective as follows:

    FUND                                                       EFFECTIVE DATE
    ----------------------------------------------------       -----------------
    IDEX Protected Principal Stock                             March 1, 2002

The fund pays its allocable share of the fees and expenses of the fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or ATFA, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the fund's permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.

EXPENSE REIMBURSEMENT

ATFA has entered into an expense limitation agreement with IDEX on behalf of the fund, pursuant to which ATFA has agreed to reimburse the fund or waive fees, or both, whenever, in any fiscal year, the total cost to the fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds a certain percentage of the fund's average daily net assets. That percentage is 1.90%.

IDEX, on behalf of the fund, will at a later date reimburse ATFA for operation expenses previously paid on behalf of such fund during the previous 36 months, but only if, after such reimbursement, the fund's expense ratio does not exceed the expense cap. The agreement has an initial term from April 30, 2001, and continues automatically for one-year terms unless ATFA provides written notice to IDEX at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by IDEX, without payment of any penalty, upon ninety (90) days' prior written notice to ATFA.

ADVISOR FEES

The fund commenced operations in 2002; for the year ended October 31, 2002, the fund paid $210,486 in advisory fees after reimbursement (advisory fee reimbursements were $84,606).

THE INVESTMENT ADVISER'S GUARANTEE

As part of the ATFA's guaranteed investment strategy, ATFA will provide a guarantee to fund shareholders as described in the fund's prospectus. The Guarantee to a shareholder who invests in the fund is that the shareholder will be entitled to receive a Guaranteed Amount five years after the Investment Date, which amount will be no less than the value of that shareholder's account on said Investment Date, less extraordinary charges (such as litigation expenses and other expenses not incurred in the ordinary course of the fund's business), provided that shareholders have reinvested all dividends and distributions in additional shares and have redeemed no shares.

As a swap of the guarantee risk, ATFA may enter into agreements with affiliated and unaffiliated counterparties, subject to approval by the Board of Trustees. Such agreements will obligate the counterparties to make payments to ATFA of any amounts that ATFA is obligated to pay to shareholders, pursuant to the Guarantee. ATFA has undertaken not to terminate the Investment Advisory Agreement with the fund so long as there are shareholders with amounts subject to the Guarantee remaining in the fund.

In the unlikely event that the fund, its Board of Trustees, or the fund's shareholders were to terminate ATFA's Investment Advisory Agreement with the fund, ATFA will remain obligated to make payments under the Guarantee to any fund shareholder with amounts subject to the Guarantee until the fund liquidates or retains a new investment adviser that agrees to assume responsibility for the Guarantee. If the new investment adviser not only agrees to assume responsibility for the Guarantee but also agrees to compensate PBL accordingly, PBL has agreed that ATFA is permitted to assign that swap agreement to the new adviser. In that event, PBL would then make payments to the new adviser in the same manner that PBL is obligated to make payments to ATFA. It is not expected that a change to a new investment adviser would result in any increase in investment advisory fees. If, however, an increase were to be proposed, that fee increase would, of course, be submitted to fund shareholders for prior approval.

SUB-ADVISERS

Gateway Investment Advisers, L.P. ("Gateway"), 3805 Edwards Road, Suite 600, Cincinnati, OH 45209, serves as sub-adviser to the fund pursuant to a sub-advisory agreement with ATFA. The sub-adviser may also serve as a sub-adviser to certain portfolios of AEGON/Transamerica Series Fund, Inc., a registered investment company. Gateway may be referred to herein as the "sub-adviser."



           Fund                    Sub-Adviser                Sub-Advisory Fee
------------------------------     -----------    -------------------------------------------
IDEX Protected Principal Stock      Gateway       0.40% of the first $100 million of average
                                                  daily net assets;
                                                  0.375% of average daily net assets in excess
                                                  of $100 million, less 50% of excess expenses

The fund commenced operations in 2002; for the year ended October 31, 2002, the fund paid $65,043 in sub-advisory fees (net of reimbursements).

The sub-adviser also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the fund. Securities frequently meet the investment objectives of this fund, the other funds and the private accounts. In such cases, the sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by the fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which the fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Advisory Agreement, and Sub-Advisory agreement between ATFA and the sub-adviser, were last approved by the Board of Trustees (including a majority of trustees who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party ("Independent Trustees")) at a meeting held on December 3, 2002.

In connection with its deliberations relating to the approval of the Advisory Agreement and the Sub-Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered information that had been provided by ATFA and the sub-adviser to the fund. In considering the Advisory Agreement and Sub-Advisory Agreements, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Advisory Agreement included, but were not limited to, the following: (1) the performance of the fund compared to performance of a peer group of funds; (2) the nature and quality of the services provided by ATFA to the fund; (3) the fairness of the compensation under the Advisory Agreement in light of the services provided to the fund; (4) the profitability to ATFA from the Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ATFA, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure to support the fund's operations; (6) the expenses borne by the fund and a comparison of the fund's fees and expenses to those of a peer group of funds; and (7) ATFA's compliance capabilities and efforts on behalf of the fund.

In considering the Advisory Agreement, the Board of Trustees, including the Independent Trustees, did not identity any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of the fund, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the fees paid by the fund. If the fund had relatively poor performance in relation to a peer group of funds, the Independent Trustee considered the reasons given by management and the actions undertaken, or contemplated, by management to improve such performance.

The factors considered by the Board of Trustees in reviewing the Sub-Advisory Agreement included, but were not limited to, the following: (1) the performance of the fund; (2) the nature and quality of the services provided by the sub-adviser; (3) the fairness of the compensation under the Sub-Advisory Agreement in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of the sub-adviser; and (5) the costs for the services of the sub-adviser. The Board of Trustees also considered the advisory fee retained by ATFA for its services to a sub-advised fund.

In reviewing the terms of the Advisory Agreement and the Sub-Advisory Agreement and in discussions with the Investment Adviser concerning the Advisory Agreement and Sub-Advisory Agreement, the Independent Trustee were represented by independent legal counsel. Based upon its review, the Board of Trustees determined that the Advisory Agreement and the Sub-Advisory Agreement are in the best interests of the fund and its shareholders and that the Advisory and Sub-Advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees, including the unanimous vote of the Independent Trustees, approved the Advisory Agreement and Sub-Advisory Agreement.

                                   DISTRIBUTOR

Effective March 1, 2001, IDEX entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the fund. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of AFSG's responsibilities and charges as principal underwriter of fund shares is set forth in the prospectus.

The fund commenced operations on March 1, 2002; for the period ended October 31, 2002, underwriting commissions are as follows:

                            UNDERWRITING COMMISSIONS


                                     COMMISSIONS RECEIVED       COMMISSIONS RETAINED
                                     --------------------       --------------------
  FUND                                       2002                       2002
                                     --------------------       --------------------
IDEX Protected Principal Stock            $399,801                    $58,065



                                        NET UNDERWRITING   COMPENSATION ON
                                         DISCOUNTS AND     REDEMPTIONS AND    BROKERAGE      OTHER
FUND(1)                                   COMMISSIONS        REPURCHASES     COMMISSIONS  COMPENSATION
                                        ----------------   ---------------   -----------  -------------
IDEX Protected Principal Stock              $58,065            $54,668            --        $128,983


                             ADMINISTRATIVE SERVICES

ATFA is responsible for the supervision all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all officers and of those trustees who are affiliated with ATFA. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of the fund and the preparation and filing of the fund's initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. IDEX has entered into an Administrative Services Agreement ("Administrative Agreement") with AEGON/Transamerica Fund Services, Inc. ("ATFS") on behalf of the fund. Under the Administrative Agreement, ATFS carries out and supervises all of the administrative functions of the funds and incurs expenses payable by IDEX related to such functions. Prior to July 1, 2002, AFSG provided administrative services to IDEX.

The administrative duties of ATFS with respect to the fund include: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the fund (other than those maintained by the fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of the fund; authorizing expenditures and approving bills for payment on behalf of the fund; and providing executive, clerical and secretarial help needed to carry out its duties.

The fund commenced operations on March 1, 2002; for the year ended October 31, 2002, the fund paid $10,999 in administrative fees.

                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is custodian for IDEX. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.

AEGON/Transamerica Investor Services, Inc. ("ATIS"), P. O. Box 9015, Clearwater, Florida 33758-9015, is the transfer agent for the fund, withholding agent and dividend disbursing agent. ATIS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of ATFA. The fund pays the transfer agent an annual per-account charge of $1.63 for each of its shareholder accounts in existence, $15.39 for each new account opened and $2.73 for each closed account.

IBT is a provider of data processing and recordkeeping services for the IDEX transfer agent. The fund may use another affiliate of IBT as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.") There were no brokerage credits received for the periods ended October 31, 2002.

                              TRANSFER AGENCY FEES

The fund commenced operations on March 1, 2002; for the year ended October 31, 2002, the fund paid $83,775 in transfer agency fees and expenses.

                         FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for the fund and negotiation of commission rates are made by the fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all fund transactions. The Investment Advisory Agreement and Sub-Advisory Agreement for the fund specifically provide that in placing portfolio transactions for the fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

In selecting brokers and dealers and in negotiating commissions, the fund's sub-adviser may consider a number of factors, including but not limited to:

      The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

      The nature of the security being traded;

      The size and type of the transaction;

      The nature and character of the markets for the security to be purchased or sold;

      The desired timing of the trade;

      The activity existing and expected in the market for the particular security;

      The quality of the execution, clearance and settlement services;

      Financial stability;

      The existence of actual or apparent operational problems of any broker or dealer; and

      Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

      Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

      Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

      Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

      Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the fund's sub-adviser provide research and other services described above.

The sub-adviser may use research products and services in servicing other accounts in addition to the fund. If the sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that the sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for the sub-adviser.

When the fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

The sub-adviser may also consider the sale or recommendation of the fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, the sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

The sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of ATFA, AFSG or the sub-adviser, including InterSecurities, Inc., AEGON USA Securities, Inc. or DST Securities, Inc. The sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, IDEX's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

As of October 31, 2002, IDEX Protected Principal Stock owned $243,440 of the common stock of Goldman Sachs Group, Inc., which is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from the fund during the fiscal year ended October 31, 2002.

As of October 31, 2002, IDEX Protected Principal Stock owned $106,540 of the common stock of Lehman Brothers Holdings, Inc., which is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from the fund during the fiscal year ended October 31, 2002.

As of October 31, 2002, IDEX Protected Principal Stock owned $246,675 of the common stock of Merrill Lynch & Company, Inc., which is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from the fund during the fiscal year ended October 31, 2002.

As of October 31, 2002, IDEX Protected Principal Stock owned $323,036 of the common stock of Morgan Stanley, Dean Witter & Company, which is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from the fund during the fiscal year ended October 31, 2002.

DIRECTED BROKERAGE

The sub-adviser to the fund, to the extent consistent with the best execution and with ATFA's usual commission rate policies and practices, may place portfolio transaction of the fund with broker/dealers with which the fund has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the fund's portfolio transactions to the payment of operating expenses that would otherwise be borne by the fund.

Under the Directed Brokerage Program, the commissions paid by a fund shall be applied to the payment only of expenses that would otherwise be borne by the fund paying the commission. In no event will commissions paid by a fund be used to pay expenses that would otherwise be borne by any other fund in the fund complex, or by any other party. In the case of any fund that is the subject of a contractural expense reduction arrangement with ATFA (or a comparable agreement with any "affiliate" of ATFA or the Fund, as such term is defined in the 1940
Act) pursuant to which ATFA (or affiliate) has agreed to waive amounts otherwise payable by the fund to ATFA (or affiliate), any amount of commisssions used to pay the fund's operating expenses shall not reduce the amounts of expenses borne by ATFA (or affiliate) under the expense reduction arrangement, but shall instead be used solely to reduce expenses borne by the fund to a lower level than the fund would have borne after giving full effect to the expense reduction arrangement.

                              BROKERAGE COMMISSIONS
                      FOR THE PERIOD ENDED OCTOBER 31, 2002

                          IDEX PROTECTED PRINCIPAL STOCK
--------------------------------------------------------------------------------
BROKERAGE COMMISSIONS PAID (INCLUDING AFFILIATED BROKERAGE)           $100,216

BROKERAGE COMMISSIONS PAID (INCLUDING AFFILIATED BROKERAGE)              $0


                              TRUSTEES AND OFFICERS

The Trustees and executive officers of IDEX are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the business affairs of the fund and the operation of IDEX by its officers. The Board also reviews the management of the fund's assets by the investment adviser and its respective sub-adviser. The Fund Complex currently consists of IDEX, ATSF, Transamerica Income Shares, Inc. ("TIS"), Transamerica Occidental Life Insurance Company Separate Account Fund B ("Fund B"), and Transamerica Index Funds, Inc. ("TIF"), and consists of 90 funds/portfolios.

Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified; or (2) a Trustee resigns, or his or her term as a Trustee is terminated in accordance with the fund's by-laws. The executive officers are elected and appointed by the Trustees and hold office until they resign, are removed, or are otherwise disqualified to serve.


                                                   TERM OF                                          NUMBER OF FUNDS       OTHER
                                POSITION(S)       OFFICE AND                                          IN COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS                  HELD WITH         LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY        HELD BY
   AND AGE                        FUND*          TIME SERVED         DURING PAST 5 YEARS                TRUSTEE          DIRECTOR
   -------                        -----          -----------        -------------------                 -------          --------
INTERESTED TRUSTEES

John R. Kenney **                Chairman,       From 1986     Chairman, Director & Co-CEO,                  90            N/A
570 Carillon Parkway             Trustee         to present    Great Companies, L.L.C.; Manager,
St. Petersburg, FL 33716                                       Transamerica Investment Management,
(DOB 2/8/38)                                                   LLC (TIM); Director & Chairman,
                                                               AEGON/Transamerica Series Fund, Inc.
                                                               (ATSF); Director & Chairman,
                                                               Transamerica Income Shares, Inc. (TIS);
                                                               Manager & Chairman, Transamerica
                                                               Occidental Life Insurance Company
                                                               Separate Account Fund B (Fund B)

Larry N. Norman **               Trustee         From 2002     President & Chairman, Transamerica Life       91            N/A
4333 Edgewood Road NE                            to present    Insurance Company; Director,
Cedar Rapids, IA 52499                                         AEGON/Transamerica Fund Advisers, Inc.
(DOB 1/8/53)                                                   (ATFA); Director, TIS; Director AEGON/
                                                               Transamerica Investor Services, Inc.
                                                               (ATIS); Director, AEGON/Transamerica
                                                               Fund Services, Inc. (ATFS); Director,
                                                               ATSF; Manager, Fund B; Director,
                                                               Transamerica Index Funds, Inc. (TIF);
                                                               President, AFSG Securities Corp. (AFSG)


** May be deemed as "interested person" of the Fund as defined in the 1940 Act due to employment with an affiliate of ATFA.

INDEPENDENT TRUSTEES

Peter R. Brown                   Vice            From 1986     Chairman of the Board, Peter Brown            91            N/A
11180 6th Street East            Chairman,       to present    Construction Company (1963- 2000);
Treasure Island, FL 33706        Trustee                       Vice Chairman & Director, ATSF;
(DOB 5/10/28)                                                  Vice Chairman & Manager, Fund B;
                                                               Vice Chairman & Director, TIS & TIF;
                                                               Rear Admiral (Ret.) U.S. Navy Reserve,
                                                               Civil Engineer Corps

Charles C. Harris                Trustee         From 1986     Director, ATSF; Director TIS; Manager,        90            N/A
2 Seaside Lane #304                              to present    Fund B
Belleair, FL 33756
(DOB 1/15/30)



Russell A. Kimball, Jr.          Trustee         From 1986     Director, ATSF; Director, TIS; Manager,       90            N/A
1160 Gulf Boulevard                              to present    Fund B; General Manager, Sheraton Sand
Clearwater Beach, FL 34630                                     Key Resort (1975 - present)
(DOB 8/17/44)

William W. Short, Jr.            Trustee         From 2000     Director, ATSF; Director, TIS; Manager,       90            N/A
6911 Bryan Dairy Road                            to present    Fund B; President & majority
Suite 210                                                      shareholder of Shorts, Inc.; Chairman,
Largo, FL 33777                                                Southern Apparel Corporation, S.A.S.
(DOB 2/25/36)                                                  Apparel Corporation and S.A.C.
                                                               Distributors

Daniel Calabria                  Trustee         From 2001     Director, ATSF; Director, TIS; Manager,       90            N/A
7068 S. Shore Drive S.                           to present    Fund B; Trustee (1993-present) &
South Pasadena, FL 33707                                       President (1993-1995), Florida Tax Free
(DOB 3/05/36)                                                  Funds

Janice B. Case                   Trustee         From 2001     Director, ATSF; Director, TIS; Manager,       90            N/A
205 Palm Island NW                               to present    Fund B; Senior Vice President
Clearwater, Florida 33767                                      (1996-2000), Vice President
(DOB 9/27/52)                                                  (1990-1996), Director of Customer
                                                               Service & Marketing (1987-1990),
                                                               Florida Power Corporation

Leo J. Hill                      Trustee         From 2001     Director, ATSF; Director, TIS; Manager,       90            N/A
2201 N. Main St.                                 to present    Fund B; Owner & President, Prestige
Gainesville, Florida 32609                                     Automotive Group (2001 - present);
(DOB 3/27/56)                                                  Market President (1997-1998),
                                                               NationsBank; President & CEO
                                                               (1994-1998), Barnett Bank of the
                                                               Treasure Coast, FL

OFFICERS*


   NAME, AGE                   POSITION HELD       TERM OF                        PRINCIPAL OCCUPATION(S) OR
  AND ADDRESS                    WITH FUND         OFFICE                      EMPLOYMENT DURING PAST 5 YEARS
  -----------                    ---------         ------                      ------------------------------
Brian C. Scott               President & Chief    From 2002     President & Chief Executive Officer, ATSF, Fund B, TIS;
(DOB 1/19/44)                Executive Officer    to present    President, TIF; Director, President & CEO, Endeavor
                                                                Management Co.(2001-2002); Manager, Transamerica Investment
                                                                Management, LLC; President, Director & Chief Executive Officer,
                                                                ATFA, ATIS & ATFS; Chief Marketing Director, AUSA Financial
                                                                Markets

John K. Carter               Senior Vice          From 1999     General Counsel, Sr. Vice President & Secretary, ATSF, Fund B &
(DOB 4/24/61)                President,           to present    TIS; Vice President & Secretary, TIF; Vice President & Senior
                             General Counsel &                  Counsel, Western Reserve Life Assurance Co. of Ohio ("WRL");
                             Secretary                          Director, General Counsel, Sr. Vice President & Secretary, ATFA,
                                                                ATIS & ATFS; Vice President, AFSG; Vice President & Counsel
                                                                (March 1997 - May, 1999), Salomon Smith Barney; Assistant
                                                                Vice President, Associate Corporate Counsel & Trust Officer
                                                                (September 1993-1997), Franklin Templeton Mutual Funds

Christopher G. Roetzer       Vice President &     From 2001     Vice President, Assistant Treasurer & Principal Accounting
(DOB 1/11/63)                Principal            to present    Officer, ATSF; Vice President & Principal Accounting Officer,
                             Accounting Officer                 TIS & Fund B; Vice President, Treasurer & Principal Accounting
                                                                Officer, TIF; Vice President, ATFS, AFSG; ATIS

Thomas R. Moriarty           Executive Vice       From 2001     Executive Vice President, Treasurer & Principal Financial
(DOB 5/3/51)                 President,           to present    Officer, ATSF, TIS, Fund B; Executive Vice President,
                             Treasurer &                        ATFS & AFSG, ATFA; Director, Chairman & President,
                             Principal                          InterSecurities, Inc.
                             Financial Officer

William T. Davis             Vice President,      From 2001     Vice President, WRL; Vice President, Investment Manager
(DOB 10/24/51)               Investment           to present    Oversight and Relations, ATSF, TIS & Fund B; Vice President, ATFA
                             Manager
                             Oversight &
                             Relations

* The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of the Fund receives any compensation paid by the Fund.

COMMITTEES OF THE BOARD

The Trustees are responsible for major decisions relating to the fund's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Valuation Committee, Compensation Committee and Executive Committee.


                                                                                                             NUMBER OF MEETINGS
                                                                                                              HELD DURING LAST
   COMMITTEE                      FUNCTIONS                                   MEMBERS                           FISCAL YEAR
   ---------                      ---------                                   -------                           -----------
AUDIT             Review the financial reporting process, the        Peter Brown, Chairman; Janice Case;             2
                  system of internal control, the audit process,     Charles Harris; & William Short, Jr.
                  and the IDEX process for monitoring compliance
                  with investment restrictions and applicable
                  laws and the IDEX Code of Ethics.



NOMINATING        Nominates and evaluates independent                Peter Brown, Chairman; Daniel                   1
                  Trustee candidates.                                Calabria; Charles Harris;
                                                                     & William Short, Jr.

COMPENSATION      Reviews compensation arrangements for each         Peter Brown; Daniel Calabria;                   1
                  Trustee                                            Russell Kimball; Janice Case;
                                                                     Charles Harris; Leo Hill; William
                                                                     Short, Jr.; & Jack Zimmerman

VALUATION         Determines the value of any of the fund's          Certain officers of IDEX and ATFA,              16
                  securities and assets for which market             who serve at the pleasure of the
                  quotations are not readily available or for        Board of Trustees
                  which valuation cannot otherwise be provided

EXECUTIVE         Perform all functions as those performed by        John R. Kenney; Larry Norman;                   3
                  the Board of Trustees, except as set forth in      & Peter Brown
                  the IDEX Declaration of Trust


TRUSTEE OWNERSHIP OF EQUITY SECURITIES

The table below gives the dollar range of shares of IDEX, as well as the aggregate dollar range of shares of all funds advised and sponsored by ATFA (collectively, the "Fund Complex"), owned by each Trustee as of December 31, 2002:


                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                           DOLLAR RANGE         SECURITIES IN ALL REGISTERED
                                             OF EQUITY         INVESTMENT COMPANIES OVERSEEN
                                           SECURITIES IN         BY TRUSTEES IN FAMILY OF
NAME OF TRUSTEE                              THE FUNDS             INVESTMENT COMPANIES
---------------                              ---------           ------------------------
Peter R. Brown                                  N/A                   $50,001-$100,000
Daniel Calabria                                 N/A                    $10,000-$50,000
Janice B. Case                                  N/A                          $0
Charles C. Harris                               N/A                    $10,000-$50,000
Leo J. Hill                                     N/A                     Over $100,000
John R. Kenney*                                 N/A                     Over $100,000
Russell A. Kimball, Jr.                         N/A                     Over $100,000
Larry N. Norman*                                N/A                      $1-$10,000
William W. Short, Jr.                           N/A                     Over $100,000
Jack E. Zimmerman                               N/A                     Over $100,000


* Interested Trustees as defined in the 1940 Act due to employment with an ATFA affiliate.

CONFLICTS OF INTEREST

The following table sets forth information as of December 31, 2002 about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family, representing interests in the Investment Adviser, sub-advisers or Distributor of the fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.


                                     NAME OF OWNERS AND                      TITLE OF     VALUE OF         PERCENT OF
    NAME OF TRUSTEE               RELATIONSHIPS TO TRUSTEE        COMPANY     CLASS     SECURITIES*          CLASS
    ---------------               ------------------------        -------     -----     -----------          -----
    Peter R. Brown                  Marina D. Brown, Spouse         IDEX        A       $1-$10,000            0

    Charles C. Harris                         N/A                   N/A        N/A          N/A              N/A

    Russell A. Kimball, Jr.        Martha A. Kimball, Spouse        IDEX        A           $0                0

    William W. Short, Jr.            Joyce J. Short, Spouse         IDEX        A       $1-$10,000            0

    Daniel Calabria                           N/A                   N/A         A           N/A              N/A

    Janice B. Case                            N/A                   N/A        N/A          N/A              N/A

    Leo J. Hill                               N/A                   N/A        N/A          N/A              N/A

    Jack E. Zimmerman                Patricia A. Zimmerman,
                                         Spouse                     IDEX        A      Over $100,000          0

Disinterested Trustees receive for each regular Board meeting: (a) a total annual retainer fee of $20,000 from the funds, of which the funds pay a pro rata share allocable to the fund based on the relative assets of the fund; plus (b) $4,000 and incidental expenses per meeting attended. Each Audit Committee member receives a total of $3,000 per Audit Committee meeting attended in addition to the regular meetings attended. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $2,500 plus incidental expenses per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of ATFA or AFSG are paid by ATFA and/or AFSG and not by the funds.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the fund. Under the Plan, compensation may be deferred that would otherwise be payable by the IDEX and/or ATSF, to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the funds.

The following table provides compensation amounts paid to Disinterested Trustees of the fund for the fiscal year ended October 31, 2002.

                               COMPENSATION TABLE



                                                AGGREGATE          PENSION OR RETIREMENT      TOTAL COMPENSATION PAID
                                            COMPENSATION FROM       BENEFITS ACCRUED AS        TO TRUSTEES FROM FUND
   NAME OF PERSON, POSITION                 IDEX MUTUAL FUNDS(1)   PART OF FUND EXPENSES             COMPLEX(2)
   ------------------------                 --------------------   ---------------------             ----------
   Peter R. Brown, Trustee                     $   39,500              $    1,596                  $   105,625
   Daniel Calabria, Trustee                    $   42,000              $   66,000                  $    99,125
   Charles C. Harris, Trustee                  $   52,500              $   21,600                  $   120,125
   William W. Short, Jr., Trustee              $   42,500              $        -                  $   110,125
   Jack E. Zimmerman, Trustee                  $   43,000              $        -                  $    43,000
   Janice B. Case, Trustee                     $   35,000              $        -                  $    94,625
   Russell A. Kimball, Jr., Trustee            $   41,000              $   96,500                  $   108,625
   Leo J. Hill                                 $   25,500              $   61,200                  $    78,625
                                               ==========              ==========                  ===========
   Total                                       $  321,000              $  246,896                  $   759,875


--------------
(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2002 were as follows: Peter R. Brown, $2,643; Daniel Calabria, $66,115; $9,591; William W. Short, Jr., $0; Charles Harris, $21,600; Russell A. Kimball, Jr., $96,825; Janice B. Case, $0; Leo J. Hill, $61,412; and Jack E. Zimmerman, $0.

(2) The Fund Complex currently consists of IDEX, ATSF, TIS, Fund B and TIF.

The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the fund. While serving as such, a trustee emeritus is entitled to receive from the fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the fund, plus reimbursement of expenses incurred for attendance at Board meetings.

During the fiscal year ended October 31, 2002, the fund paid $296,717 in trustees' fees and expenses and $12,500 trustee emeritus fees or expenses. As of December 31, 2002, the trustees and officers held in the aggregate less than 1% of the outstanding shares of the of the funds.

                               PURCHASE OF SHARES

The fund is closed to investments.

                               DEALER REALLOWANCES

                     This fund is closed to new investments.

IDEX sells shares of the fund both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. AFSG keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated.

From time to time, AFSG will create special promotions in which dealers earn larger reallowances in return for selling significant amounts of shares or for certain training services. Sometimes, these dealers may earn virtually the entire sales charge; at those times, they may be deemed underwriters as described in the 1933 Act.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by AFSG, including lodging and travel expenses, in accordance with the rules of the NASD.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

AFSG may also pay dealers or financial institutions from its own funds or administrative services for larger accounts.

                        CLASS A SHARE DEALER REALLOWANCES

                                                                REALLOWANCE TO
                                                                DEALERS AS A %
    AMOUNT OF PURCHASE                                        OF OFFERING PRICE
    ------------------                                        -----------------
    Under $50 Thousand                                                4.75%
      $50 Thousand to under $100 Thousand                             4.00%
      $100 Thousand to under $250 Thousand                            2.75%
      $250 Thousand to under $500 Thousand                            2.25%
      $500 Thousand to under $1 Million                               1.75%
    For purchases of $1 Million and above:
      $1 Million to under $5 Million                                  1.00%
      $5 Million to under $50 Million                           Plus  0.50%
      $50 Million and above                                     Plus  0.25%


                        CLASS A SHARE DEALER REALLOWANCES

                                                                REALLOWANCE TO
                                                                DEALERS AS A %
    AMOUNT OF PURCHASE                                        OF OFFERING PRICE
    ------------------                                        -----------------
    Under $50 Thousand                                                4.00%
      $50 Thousand to under $100 Thousand                             3.25%
      $100 Thousand to under $250 Thousand                            2.75%
      $250 Thousand to under $500 Thousand                            1.75%
      $500 Thousand to under $1 Million                               1.00%
    For purchases of $1 Million and above:
      $1 Million to under $5 Million                                  0.50%
      $5 Million and above                                      Plus  0.25%



                        CLASS B SHARE DEALER REALLOWANCES


                                                                REALLOWANCE TO
                                                                DEALERS AS A %
    AMOUNT OF PURCHASE                                        OF OFFERING PRICE
    ------------------                                        -----------------
All purchases                                                      5.00%*


* From time to time, AFSG may reallow to a dealer an amount less than 5% on sales of Class B shares. In such circumstances, AFSG will benefit directly to the extent the reallowance percentage is reduced below 5% on any purchase of Class B shares.

                               DISTRIBUTION PLANS

As stated in the prospectus under "Investment Advisory and Other Services," the fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B, Class C and Class M shares of the fund. This Plan is structured as a Compensation Plan.

In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of AFSG that reimbursements of distribution-related expenses by the funds under the Distribution Plans would provide incentives to AFSG to establish and maintain an enhanced distribution system whereby new investors will be attracted to the funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the funds. In turn, increased sales are expected to lead to an increase in a fund's net asset levels, which would enable the funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the funds, for net inflows of cash from new sales may enable a fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

Under the Plans for Class A shares (the "Class A Plans"), a fund may pay AFSG an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of a fund's Class A shares; however, to the extent that a fund pays service fees, the amount which a fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of a fund's Class A shares.

Under the Plans for Class B shares (the "Class B Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class B shares.

Under the Plans for Class C shares (the "Class C Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class C shares.

Under the Plans for Class M shares (the "Class M Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class M shares; however, the total fee payable pursuant to the Class M Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of the fund's Class M shares.

AFSG may use the fees payable under the Class A, Class B, Class C and Class M Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B, Class C or Class M shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. For each class, these activities and expenses may include, but are not limited to:

      Compensation to employees of AFSG;

      Compensation to and expenses of AFSG and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;

      The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and

      The cost of preparing, printing and distributing sales literature and advertising materials.

Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by AFSG of the amounts expended by AFSG in distributing and servicing Class A, Class B, Class C or Class M shares of the funds and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the fund shall be committed to the discretion of the Trustees who are not interested persons of the fund.

A Plan may be terminated as to a class of shares of a fund at any time by vote of a majority of the Disinterested Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the Disinterested Trustees of the fund and have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of a fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the fund's Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

                                DISTRIBUTION FEES

Distribution related expenses incurred by ISI for the fiscal year ended October 31, 2002 are listed in the table below. These expenses have been partially reimbursed to AFSG by a 12b-1 arrangement with the fund.


                                                                    IDEX PROTECTED PRINCIPAL STOCK
                                                      ----------------------------------------------------
                                                       CLASS A        CLASS B        CLASS C       CLASS M
                                                       -------        -------        -------       -------
     Compensation to dealers                          $  7,032       $  1,405       $  22,526      $   949
     Compensation to sales personnel                  $      -       $      -       $       -      $     -
     Administrative processing costs                  $    148       $    626       $      80      $    50
     Printing and Postage                             $      -       $      -       $       -      $     -
     Promotional Expenses                             $      -       $      -       $       -      $     -
     Travel                                           $      -       $      -       $       -      $     -
     Office and other expenses                        $      -       $      -       $       -      $     -
                                                      ========       ========       =========      =======
     TOTAL                                            $  7,180       $  2,031       $  22,606      $   999


                          NET ASSET VALUE DETERMINATION

Net asset value is determined separately for each class of shares of the fund on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the fund; (ii) days during which no shares of the fund are tendered for redemption and no orders to purchase shares of the fund are received; or
(iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of the fund is determined by adding the fund's total assets, subtracting liabilities and dividing by the number of shares outstanding. The public offering price of a Class A, Class B, Class C or Class M share of the fund is the net asset value per share plus the applicable sales charge in the case of Class A or Class M shares. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as a fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith.

                 OFFERING PRICE PER SHARE CALCULATED AS FOLLOWS:

                                        NET ASSET VALUE
                                        PER SHARE (NET     ADD MAXIMUM
                                         ASSETS/SHARES       SELLING        AMOUNT OF        OFFERING PRICE
   AS OF OCTOBER 31, 2002                OUTSTANDING)      COMMISSION      SALES CHARGE        PER SHARE
------------------------------------------------------------------------------------------------------------
IDEX Protected Principal Stock

Class A                                  $ 10.01             5.50%           $ 0.58             $  10.59

Class B                                  $ 10.01             0.00%           $    -             $  10.01

Class C*                                 $ 10.01             0.00%           $    -             $  10.01

Class M*                                 $ 10.01             1.00%           $ 0.10             $  10.11


                        DIVIDENDS AND OTHER DISTRIBUTIONS

 An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B shares (also Class C and Class M shares) of the fund are anticipated to be lower than the per share income dividends on Class A shares of the fund, as a result of higher distribution and service fees applicable to the Class B, Class C and Class M shares.

                               SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in the prospectus.

                                RETIREMENT PLANS

IDEX offers several types of retirement plans that an investor may establish to invest in shares of the fund with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals, and for Individual Retirement Accounts, Code Section 401(k) Plans and Simplified Employee Pension Plans are available by calling or writing IDEX Customer Service. These plans require the completion of separate applications, which are also available from IDEX Customer Service. State Street Bank & Trust, Kansas City, Missouri ("State Street"), acts as the custodian or trustee under these plans for which it charges an annual fee of up to $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your retirement plan is under custody of State Street and your combined retirement account balances per taxpayer identification number are more than $50,000, there is generally no fee. Shares of a fund are also available for investment by Code Section 403(b)(7) retirement plans for employees of charities, schools, and other qualifying employers. To receive additional information or forms on these plans, please call IDEX Customer Service at 1-888-233-4339 (toll free) or write to AEGON/Transamerica Investor Services, Inc. at P.O. Box 9015, Clearwater, Florida 33758-9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.

                              REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. Class B share and Class M share and certain Class A share purchases are also subject to a contingent deferred sales charge upon certain redemptions. The prospectus describes the requirements and procedures for the redemption of shares.

Shares will normally be redeemed for cash, although the fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to IDEX.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.


The Contingent Deferred Sales Charge (CDSC) is waived on redemptions of Class B and Class M shares (and Class A and C, when applicable) in the circumstances described below:

(a) Redemption upon Total Disability or Death

A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the Federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("SWP") with respect to the shareholder's investment in a fund. Under the SWP, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

The amount of a shareholder's investment in the fund at the time election to participate in the SWP is made with respect to the fund is hereinafter referred to as the "Initial Account Balance." The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The funds reserve the right to change the terms and conditions of the SWP and the ability to offer the SWP.

Please Note: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

(c) Reinvestment Privilege

The CDSC is also waived on redemption of shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another fund within 90 days after redemption.

(d) Certain Retirement Plan Withdrawals

For accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.)

                                      TAXES

The fund has qualified, and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then the fund should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RICs investment income, net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.

The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on

October 31 of that year, plus certain other amounts. The fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.


Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.


The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on the fund, the balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

In addition, another election may be available that would involve marking to market the fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could incur nondeductible interest charges. The fund's intention to qualify annually as a regulated investment company may limit the fund's ability to make an election with respect to PFIC stock.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a fund. In order to comply with the diversification and other requirements applicable to RICs, the fund may not be able to buy or sell certain securities at certain times, so the investments utilized (and the time at which such investments are purchased and sold) may be different from what the fund might otherwise believe to be desirable. Income from foreign currencies (except certain gains therefrom that could be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by the fund with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

The treatment of income dividends and capital gains distributions by the fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of the fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

PRINCIPAL SHAREHOLDERS

As of December 31, 2002, the Trustees and officers as a group owned less than 1% of any class of the fund's outstanding Shares. To the knowledge of the management, as of that date, no shareholders owned beneficially or 5% or more of the outstanding shares of a class of the fund.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP, 101 E. Kennedy Blvd., Suite 1500, Tampa, Florida 33602-4319 serves as independent certified public accountants for IDEX.

CODE OF ETHICS

IDEX, ATFA, the sub-adviser and AFSG each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of IDEX, ATFA, a sub-adviser and AFSG from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

REGISTRATION STATEMENT

This SAI and the IDEX prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which IDEX has filed with the SEC, Washington, D.C. under the 1933 Act and the 1940 Act, to which reference is hereby made.

                             PERFORMANCE INFORMATION

Average Annual Total Return Quotation

Quotations of average annual total return for a particular class of shares of the fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:


                                 P(1 + T)n = ERV

 Where:
     P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
 ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Average Annual Total Return (After Taxes on Distributions) Quotation

The fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(D)

Where:
     P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions), n = the number of years, and
 ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, the fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

The fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n)= ATV(DR)

Where:
     P =   a hypothetical initial payment of $1,000,
     T =   the average annual total return (after taxes on distributions),
     n =   the number of years, and
 ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, the fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN

                                           IDEX PROTECTED PRINCIPAL STOCK
                                   ------------------------------------------------
                                       A            B*          C**          M**
INCEPTION DATE                     07/01/2002   07/01/2002   07/01/2002  07/01/2002
SALES CHARGE                         5.50%          *           none       1.00%
12B-1 FEE                            0.35%        1.00%        1.00%       0.90%
AVERAGE ANNUAL TOTAL RETURN
   INCLUDING SALES CHARGE:
1 year                                 -            -           N/A          -
5 years                                -            -           N/A          -
10 years                               -            -           N/A          -
Inception                            (5.41)       (4.90)        N/A        (1.89)
AVERAGE ANNUAL TOTAL RETURN
   WITHOUT DEDUCTION OF SALES
   CHARGE:
1 year                                 -            -            -           -
5 years                                -            -            -           -
10 years                               -            -            -           -
Inception                             0.10         0.10         0.10        0.10
CUMULATIVE TOTAL RETURN
   WITHOUT DEDUCTION OF SALES
   CHARGE:
1 year                                 -            -            -           -
5 years                                -            -            -           -
10 years                               -            -            -           -
Inception                             0.10         0.10         0.10        0.10


---------------
* The contingent deferred sales charge on redemption of Class B shares is 5% during the first year, 4% during the second year, 3% during the third year, 2% during the fourth year, 1% during the fifth and sixth years and 0% during the seventh year and later. The contingent deferred sales charge on Class M shares is 1% during the first 18 months. Class A shares are subject to a 1% contingent deferred sales charge in certain circumstances.

** Effective November 11, 2002, this class was closed to new investors.

AFTER TAX PERFORMANCE

         Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

From time to time in advertisements or sales material, the fund may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as Wall Street Journal, Boston Globe, New York Times, Los Angeles Times, Christian Science Monitor, USA Today, Tampa Tribune, St. Petersburg Times, Financial Times, Hartford Current, International Herald Tribune, Investor's Business Daily, Boston Herald, Washington Post, Kiplinger's Washington Letter, Kiplinger's Tax Report, Kiplinger's Personal Finance Magazine, Barron's, Business Week, Financial Services Week, National Underwriter, Time, Newsweek, Pensions & Investments, U.S. News and World Report, Morningstar Mutual Fund Values, Economist, Bank Letter, Boston Business Journal, Research Recommendations, Facs of the Week, Money, Modern Maturity, Forbes, Fortune, Financial Planner, American Banker, U.S. Banker, ABA Banking Journal, Institutional Investor (U.S./Europe), Registered Representative, Independent Agent, American Demographics, Trusts & Estates, Credit Union Management, Personal Investor, New England Business, Business Month, Gentlemen's Quarterly, Employee Research Report, Employee Benefit Plan Review, ICI Mutual Fund News, Succeed, Johnson Charts, Weisenberger Investment Companies Service, Mutual Fund Quarterly, Financial World Magazine, Consumer Reports, Babson-United Mutual Fund Selector and Mutual Fund Encyclopedia (Dearborn Financial Publishing). The fund may also advertise non-standardized performance information which is for a period in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. For Class A and Class M shares, non-standardized performance may also be that which does not reflect deduction of the maximum sales charge applicable to Class A and Class M shares or the contingent deferred sales charge applicable to Class B, and under certain circumstances Class A and Class M shares. In addition, the fund may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index. The fund may also advertise various methods of investing including, among others, dollar cost averaging and may use compounding illustrations to show the results of such investment methods.

                              FINANCIAL STATEMENTS

Audited financial statements for the fund for the fiscal year ended October 31, 2002 are incorporated by reference from the IDEX Annual Report dated October 31, 2002.

                                IDEX MUTUAL FUNDS

                                OTHER INFORMATION
                                     PART C

ITEM 23. EXHIBITS

      List all exhibits filed as part of the Registration Statement.

            (a)   Restatement of Declaration of Trust (1)

            (b)   Bylaws, as amended (1)

            (c)   Not Applicable


            (d)   (1) Management and Investment Advisory Agreement

                        (aa)  IDEX Alger Aggressive Growth (1)

                        (bb) IDEX Janus Global, IDEX Janus Growth, IDEX Janus Balanced and IDEX Janus Flexible Income (6) (cc) IDEX Jennison Equity Opportunity (3)

                        (dd)  IDEX LKCM Strategic Total Return (1)

                        (ee)  IDEX Transamerica Value Balanced (19)

                        (ff)  IDEX Transamerica Conservative High-Yield Bond
                              (19)

                        (gg)  IDEX Federated Tax Exempt (1)

                        (hh) IDEX T. Rowe Price Tax-Efficient Growth, IDEX Salomon All Cap, IDEX PBHG Mid Cap Growth, and IDEX T. Rowe Price Small Cap (6)

                        (ii) IDEX Transamerica Growth Opportunities and IDEX Transamerica Equity (10)

                        (jj) IDEX Great Companies - America(SM) and IDEX Great Companies- Technology(SM) (12)

                        (kk)  IDEX Great Companies - Global(2) (14)

                        (ll)  IDEX Janus Growth & Income (15)

                        (mm) IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (17)

                        (nn) IDEX Asset Allocation - Conservative Portfolio, IDEX Asset Allocation - Moderate Portfolio, IDEX Asset Allocation - Moderate Growth, IDEX Asset Allocation - Growth, IDEX Transamerica Money Market, IDEX Transamerica Convertible Securities, IDEX PIMCO Total Return, IDEX Salomon Investors Value and IDEX T. Rowe Price Health Sciences (20)

                        (oo)  IDEX Protected Principal Stock (21)

                        (pp) IDEX Marsico Growth (formerly IDEX Goldman Sachs Growth) (24)

                        (qq) IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS (25)

                  (2)   Investment Counsel (Sub-Advisory) Agreement

                        (aa)  IDEX Alger Aggressive Growth (1)

                        (bb) IDEX Janus Global, IDEX Janus Growth, IDEX Janus Balanced and IDEX Janus Flexible Income (20)

                        (cc)  IDEX LKCM Strategic Total Return (1)

                        (dd) IDEX Transamerica Value Balanced (21) (ee) IDEX Transamerica Conservative High-Yield Bond (1)

                        (ff)  IDEX T. Rowe Price Tax-Efficient Growth and IDEX
                              T. Rowe Price Small Cap (6)

                        (gg)  IDEX Salomon All Cap (6)

                        (hh)  IDEX PBHG Mid Cap Growth (6)

                        (ii) IDEX Transamerica Growth Opportunities and IDEX Transamerica Equity (10)

                        (jj) IDEX Great Companies - America(SM) and IDEX Great Companies- TechnologySM (12)

                        (kk)  IDEX Federated Tax Exempt (12)

                        (ll)  IDEX Great Companies - Global(2) (14)

                        (mm)  IDEX Janus Growth & Income (15)

                        (nn) IDEX American Century International and IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (17)

                        (oo)  IDEX Jennison Equity Opportunity (3)

                        (pp) IDEX Transamerica Convertible Securities and IDEX Transamerica Money Market (20)

                        (qq)  IDEX PIMCO Total Return (20)

                        (rr)  IDEX T. Rowe Price Health Sciences (20)

                        (ss)  IDEX Salomon Investors Value (20)

                        (tt)  IDEX Protected Principal Stock (21)

                        (uu)  IDEX Marsico Growth

                        (vv)  IDEX Clarion Real Estate Securities (25)

                        (ww)  IDEX PIMCO Real Return TIPS (25)


            (e)

                        (1)   Underwriting Agreement (schedule I) (25)

                        (2)   Dealer's Sales Agreement (24)

                        (3)   Service Agreement (9)

                        (4)   Wholesaler's Agreement (3)

           (f)    Trustees Deferred Compensation Plan (2)

           (g)    Custody Agreement (23)

           (h)          (1)   Transfer Agency Agreement (1)

                        (2)   Administrative Services Agreement (23)

                        (3) Amended and Restated Plan for Multiple Classes of Shares (20)

                        (4)   Expense Limitation Agreement (25)

           (i)    Opinion of Counsel


           (j)          (1)   Consent of PricewaterhouseCoopers LLP

                        (2)   Consent of Ernst & Young

           (k)    Financial Statements-ATFA


           (l)    Investment Letter from Sole Shareholder (1)


           (m)    (1)  Plan of Distribution under Rule 12b-1 - Class A Shares

                        (aa)  IDEX Alger Aggressive Growth (1)

                        (bb)  IDEX Janus Global (1)

                        (cc)  IDEX Janus Growth (1)

                        (dd)  IDEX LKCM Strategic Total Return (1)

                        (ee)  IDEX Transamerica Value Balanced (5)

                        (ff)  IDEX Janus Balanced (1)

                        (gg)  IDEX Janus Flexible Income (1)

                        (hh)  IDEX Transamerica Conservative High-Yield Bond (1)

                        (ii)  IDEX Federated Tax Exempt (1)

                        (jj)  IDEX T. Rowe Price Tax-Efficient Growth (6)

                        (kk)  IDEX Salomon Investors Value (20)

                        (ll) IDEX PBHG Mid Cap Growth and IDEX T. Rowe Price Small Cap (6)

                        (mm)  IDEX Jennison Equity Opportunity (3)

                        (nn) IDEX Transamerica Growth Opportunities and IDEX Transamerica Equity (10)

                        (oo) IDEX Great Companies - America(SM) and IDEX Great Companies - TechnologySM (12)

                        (pp)  IDEX Great Companies - Global(2) (14)

                        (qq)  IDEX Janus Growth & Income (15)

                        (rr) IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (17)

                        (ss)  Amendment to Plan of Distribution under Rule 12b-1
                              - Class A Shares (19)

                        (tt) IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX T. Rowe Price Health Sciences, IDEX PIMCO Total Return, IDEX Asset Allocation - Conservative Portfolio, IDEX Asset Allocation - Moderate Portfolio, IDEX Asset Allocation - Moderate Growth Portfolio and IDEX Asset Allocation - Growth Portfolio (20)

                        (uu) IDEX Marsico Growth (formerly IDEX Goldman Sachs Growth) (6)

                        (vv)  IDEX Salomon All Cap (6)

                        (ww)  IDEX Protected Principal Stock (21)

                        (xx) IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS (25)

                  (2)   Plan of Distribution under Rule 12b-1 - Class B Shares

                        (aa)  IDEX Alger Aggressive Growth (1)

                        (bb)  IDEX Janus Global (1)

                        (cc)  IDEX Janus Growth (1)

                        (dd)  IDEX Salomon Investors Value (1)

                        (ee)  IDEX LKCM Strategic Total Return (1)

                        (ff)  IDEX Transamerica Value Balanced (5)

                        (gg)  IDEX Janus Balanced (1)

                        (hh)  IDEX Janus Flexible Income (1)

                        (ii)  IDEX Transamerica Conservative High-Yield Bond (1)

                        (jj)  IDEX Federated Tax Exempt (6)

                        (kk) IDEX Marsico Growth (formerly IDEX Goldman Sachs Growth) (6)

                        (ll)  IDEX T. Rowe Price Tax-Efficient Growth (6)

                        (mm)  IDEX Salomon All Cap (6)

                        (nn) IDEX PBHG Mid Cap Growth and IDEX T. Rowe Price Small Cap (6)

                        (oo)  IDEX Jennison Equity Opportunity (3)

                        (pp) IDEX Transamerica Growth Opportunities and IDEX Transamerica Equity (10)

                        (qq) IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM) (12)

                        (rr)  IDEX Great Companies - Global(2) (14)

                        (ss)  IDEX Janus Growth & Income (15)

                        (tt) IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (17)

                        (uu)  Amendment to Plan of Distribution under Rule 12b-1
                              - Class B Shares (19)

                        (vv) IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX PIMCO Total Return, IDEX T. Rowe Price Health Sciences, IDEX Asset

                              Allocation - Conservative Portfolio, IDEX Asset Allocation - Moderate Portfolio, IDEX Asset Allocation - Moderate Growth Portfolio and IDEX Asset Allocation - Growth Portfolio (20)

                        (ww)  IDEX Protected Principal Stock (21)

                        (xx) IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return TIPS (25)

                  (3)   Plan of Distribution under Rule 12b-1 - Class C Shares
                        (9)

                        (aa)  IDEX Alger Aggressive Growth (9)

                        (bb)  IDEX Janus Global (9)

                        (cc)  IDEX Janus Growth (9)

                        (dd)  IDEX Salomon Investors Value (9)

                        (ee)  IDEX LKCM Strategic Total Return (9)

                        (ff)  IDEX Transamerica Value Balanced (9)

                        (gg)  IDEX Janus Balanced (9)

                        (hh)  IDEX Janus Flexible Income (9)

                        (ii)  IDEX Transamerica Conservative High-Yield Bond (9)

                        (jj)  IDEX Federated Tax Exempt (3)

                        (kk) IDEX Marsico Growth (formerly IDEX Goldman Sachs Growth) (9)

                        (ll)  IDEX T. Rowe Price Tax-Efficient Growth (9)

                        (mm)  IDEX Salomon All Cap (9)

                        (nn) IDEX PBHG Mid Cap Growth and IDEX T. Rowe Price Small Cap (9)

                        (oo)  IDEX IDEX Jennison Equity Opportunity (3)

                        (pp) IDEX Transamerica Growth Opportunities and IDEX Transamerica Equity (10)

                        (qq) IDEX Great Companies - America(SM) and IDEX Great Companies - TechnologySM (12)

                        (rr)  IDEX Great Companies - Global(2) (14)

                        (ss)  IDEX Janus Growth & Income (15)

                        (tt) IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (17)

                        (uu)  Amendment to Plan of Distribution under Rule 12b-1
                              - Class C Shares (19)

                        (vv) IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX

                              PIMCO Total Return, IDEX T. Rowe Price Health Sciences, IDEX Asset Allocation - Conservative Portfolio, IDEX Asset Allocation - Moderate Portfolio, IDEX Asset Allocation - Moderate Growth Portfolio and IDEX Asset Allocation - Growth Portfolio (20)

                          (ww)    IDEX Protected Principal Stock (21)

                  (4)   Plan of Distribution under Rule 12b-1 - Class M Shares

                        (aa)  IDEX Alger Aggressive Growth (1)

                        (bb)  IDEX Janus Global (1)

                        (cc)  IDEX Janus Growth (1)

                        (dd)  IDEX Salomon Value Investors (1)

                        (ee)  IDEX LKCM Strategic Total Return (1)

                        (ff)  IDEX Transamerica Value Balanced (5)

                        (gg)  IDEX Janus Balanced (1)

                        (hh)  IDEX Janus Flexible Income (1)

                        (ii)  IDEX Transamerica Conservative High-Yield Bond (1)

                        (jj)  IDEX Federated Tax Exempt (1)

                        (kk) IDEX Marsico Growth (formerly IDEX Goldman Sachs Growth) (6)

                        (ll)  IDEX T. Rowe Price Tax-Efficient Growth (6)

                        (mm)  IDEX Salomon All Cap (6)

                        (nn) IDEX PBHG Mid Cap Growth and IDEX T. Rowe Price Small Cap (6)

                        (oo)  IDEX Jennison Equity Opportunity (3)

                        (pp) IDEX Transamerica Growth Opportunities and IDEX Transamerica Equity (10)

                        (qq) IDEX Great Companies - America(SM) and IDEX Great Companies - TechnologySM (12)

                        (rr)  IDEX Great Companies - Global(2) (14)

                        (ss)  IDEX Janus Growth & Income (15)

                        (tt) IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (19)

                        (uu)  Amendment to Plan of Distribution under Rule 12b-1
                              - Class M Shares (19)

                        (vv) IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX

                              PIMCO Total Return, IDEX T. Rowe Price Health Sciences, IDEX Asset Allocation - Conservative Portfolio, IDEX Asset Allocation - Moderate Portfolio, IDEX Asset Allocation - Moderate Growth Portfolio and IDEX Asset Allocation - Growth Portfolio (20)

                        (ww)  IDEX Protected Principal Stock (21)

                              (5)   Plan of Distribution - Class L Shares (23)

                                    (a)  Schedule A dated 3/1/03 (all funds)
                                         (25)

            (n)   Not applicable

            (o)   Reserved

            (p)   Code of Ethics (25)

                  (1)   IDEX Mutual Funds (12)

                  SUB-ADVISERS

                  (2)   AEGON USA Investment Management, LLC (12)

                  (3)   Fred Alger Management, Inc. (12)

                  (4)   Federated Investment Management Company (12)

                  (5)   Janus Capital Management, LLC (12)

                  (6)   Luther King Capital Management (12)

                  (7)   Pilgrim Baxter & Associates, Ltd. (12)

                  (8)   Salomon Brothers Asset Management Inc (12)

                  (9)   Transamerica Investment Management, LLC (12)

                  (10)  T. Rowe Price Associates, Inc. (12)

                  (11   Great Companies, L.L.C. (14)

                  (12)  Jennison Associates LLC (26)

                  (13)  American Century Investment Management, Inc. (18)

                  (14)  Ironwood Capital Management, LLC (19)

                  (15)  Pacific Investment Management Company LLC (21)

                  (16)  Gateway Investment Advisers, Inc. (21)

                  (17)  Banc of America Capital Management, LLC (24)

                  (18)  Clarion CRA Securities, LP (25)


---------------
(1) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).

(2) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659)

(3) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995 (File No. 33-2659).

(4) Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995 (File No. 33-2659).

(5) Filed previously with Post-Effective Amendment No. 26 to Registration Statement filed on July 16, 1997 (File No. 33-2659).

(6) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).

(7) Filed previously by the registrant with the registration statement filed on Form N-14 on June 3, 1996 (File No. 33-05113).

(8) Filed previously with Post-Effective Amendment No. 30 to Registration Statement filed on March 1, 1999 (File No. 33-2659).

(9) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).

(10) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).

(11) Filed previously with Post-Effective Amendment No. 34 to Registration Statement filed on February 28, 2000 (File No. 33-2659).

(12) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).

(13) Filed previously with Post-Effective Amendment No. 36 to Registration Statement filed on June 14, 2000 (File No. 33-2659).

(14) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).

(15) Filed previously with Post-Effective Amendment No. 39 to Registration Statement filed on September 15, 2000 (File No. 33-2659).

(16) Filed previously with Post-Effective Amendment No. 40 to Registration Statement on December 1, 2000 (File No. 33-2659).

(17) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 33-2659).

(18) Filed previously with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 2-82734).

(19) Filed previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33- 2659).

(20) Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 14, 2001 (File No. 33-2659).

(21) Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 1, 2002 (File No. 33- 2659).

(22) Filed previously with Post-Effective Amendment No. 48 to Registration Statement on April 15, 2002 (File No. 33- 2659).

(23) Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 33-2659).

(24) Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 33-2659).


(25) Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 33-2659).

(26) Filed previously with Post-Effective Amendment No. 53 to Registration Statement on February 28, 2003 (File No. 33-2659).

ITEM 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      To the knowledge of the Registrant, IDEX Janus Global, IDEX Janus Growth, IDEX Janus Balanced, IDEX Janus Flexible Income, IDEX Alger Aggressive Growth, IDEX Jennison Equity Opportunity, IDEX Salomon Investors Value, IDEX LKCM Strategic Total Return, IDEX Transamerica Value Balanced, IDEX Transamerica Conservative High-Yield Bond, IDEX Federated Tax Exempt, IDEX Marsico Growth, IDEX T. Rowe Price Tax-Efficient Growth, IDEX Salomon All Cap, IDEX PBHG Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX Transamerica Growth Opportunities, IDEX Transamerica Equity, IDEX Great Companies - America(SM) , IDEX Great Companies - TechnologySM, IDEX Janus Growth & Income, IDEX American Century International, IDEX American Century Income & Growth, IDEX Isabelle Small Cap Value, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX T. Rowe Price Health Sciences, IDEX PIMCO Total Return, IDEX Great Companies - Global(2), IDEX Asset Allocation - Conservative Portfolio, IDEX Asset Allocation - Moderate Portfolio, IDEX Asset Allocation - Moderate Growth Portfolio, IDEX Protected Principal Stock, IDEX Clarion Real Estate Securities, IDEX PIMCO Real Return TIPS and IDEX Asset Allocation - Growth Portfolio are not controlled by or under common control with any other person. The Registrant has no subsidiaries.


ITEM 25 INDEMNIFICATION

      Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS


      (a). AEGON/Transamerica Fund Advisers. Inc. ("ATFA") is principally engaged in offering investment advisory services.

            The only businesses, professions, vocations or employments of a substantial nature of Larry N. Norman, Brian C. Scott and John K. Carter, directors of ATFA, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of
            ATFA: John K. Carter, Esq., Senior Vice President, Secretary, Compliance Officer and General Counsel, is also General Counsel, Vice President & Secretary of ATSF, IDEX Mutual Funds ("IDEX"), Transamerica Occidental Life Insurance Company Separate Account Fund B ("Fund B") and Transamerica Income Shares, Inc. ("TIS"); Vice President and Secretary, Transamerica Index Funds, Inc. ("TIF") Vice President & Counsel of Western Reserve Life Assurance Co. of Ohio and other related entities. Thomas R. Moriarty, Executive Vice President, is Executive Vice President, Treasurer and Principal Financial Officer of IDEX, ATSF, TIS and Fund B; Director, Chairman and President of InterSecurities, Inc. Kim D. Day, Vice President & Treasurer, is Vice President and Treasurer of AEGON/Transamerica Fund Services, Inc. and other related entities.


                                      * * *

      Janus Capital Management LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928, serves as sub-adviser to IDEX Janus Growth, IDEX Janus Balanced, IDEX Janus Global, IDEX Janus Growth & Income and IDEX Janus Flexible Income. Janus also serves as sub-adviser to certain of the mutual funds within AEGON/Transamerica Series Fund, Inc. and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts.

      Thomas A. Early, Vice President, General Counsel, Secretary and Director of Janus Capital Management LLC; Vice President, General Counsel and Secretary of Janus Distributors LLC, Janus Services LLC, Janus Institutional Services LLC, Janus Capital International LLC and The Janus Foundation; Vice President, General Counsel and Director of Janus International Limited and Janus International (Asia) Limited; Director of Janus Capital Trust Manager Limited, Janus World Funds, and Janus World Principal Protected Funds.

      Bonnie M. Howe, Vice President and Assistant General Counsel of Janus Capital Management LLC, Janus Distributors LLC and Janus Services LLC.

      Kelley Abbott Howes, Vice President and Assistant General Counsel of Janus Capital Management LLC, Janus Distributors LLC and Janus Services LLC.

      Heidi J. Walter, Vice President and Assistant General Counsel of Janus Capital Management LLC and Janus Services LLC.

      Loren M. Starr, Vice President of Finance, Treasurer, Chief Financial Officer and Director of Janus Capital Management LLC; Vice President of Finance, Treasurer and Chief Financial Officer of Janus Distributors LLC, Janus Services LLC, Janus International Limited, Janus Institutional Services LLC and Janus Capital International LLC; Director of Janus International (Asia) Limited, Janus Capital Trust Manager Limited, Janus World Funds and Janus World Principal Protected Funds.

      Mark B. Whiston, President of Retail and Institutional Service of Janus Capital Management LLC; President of Janus Distributors LLC and Janus Institutional Services LLC; President and Co-Chief Executive Officer of Janus Capital International LLC; President, Director and Chairman of Janus International Limited; President and Director of Janus International (Asia) Limited; Director of Janus Capital Trust Manager Limited, Janus World Funds and Janus World Principal Protected Funds.

      David R. Kowalski, Vice President of Compliance and Chief Compliance Officer of Janus Capital Management LLC; Vice President and Chief Compliance Officer of Janus Distributors LLC; Assistant Vice President of Janus Services LLC.

      Robin C. Beery, Vice President and Chief Marketing Officer of Janus Capital Management LLC and Janus Services LLC; President and Director of The Janus Foundation.

      R. Timothy Hudner, Vice President and Chief Technology Officer of Janus Capital Management LLC; President of Janus Services LLC.

      James P. Goff, Vice President and Director of Research of Janus Capital Management LLC. Helen Young Hayes, Vice President and Managing Director of Investments of Janus Capital Management LLC. Edward F. Keely, Vice President of Janus Capital Management LLC. Karen L. Reidy, Vice President of Janus Capital Management LLC. Jonathan D. Coleman, Vice President of Janus Capital Management LLC. Ronald V. Speaker, Vice President of Janus Capital Management LLC. Sandy R. Rufenacht, Vice President of Janus Capital Management LLC. David J. Corkins, Vice President of Janus Capital Management LLC.

                                      * * *

      Fred Alger Management, Inc. ("Alger Management"), 30 Montgomery Street, Jersey City, New Jersey 07302, the sub-adviser to IDEX Alger Aggressive Growth, is a wholly owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc. ("Associates"), a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

      Fred M. Alger III serves as Chairman of the Board and President and Gregory S. Duch serves as Executive Vice President and Treasurer of the following companies: Associates; Alger, Inc.; Alger Management; Alger Properties, Inc.; Alger Shareholder Services, Inc.; and Alger Life Insurance Agency, Inc. Mr. Duch also is a member of the Board of Directors of Associates, Alger, Inc. and Alger Management. Mr. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI"). Mr. Alger serves as Chairman of the Board and President and Mr. Duch serves as Treasurer of The Alger Fund, The Alger American Fund, Spectra Fund, The Alger Institutional Fund and Castle Convertible Fund, Inc. Mr. Duch also serves as Executive Vice President, Treasurer and Director of ARI and as Chairman of the Board of Alger National Trust Company. The principal business address of each of the companies listed above, other than Alger, Inc., and Alger Shareholder Services, Inc. is 111 Fifth Avenue, New York, NY 10003. The principal business address of Alger, Inc. and Alger Shareholder Services is 30 Montgomery Street, Jersey City, NJ 07302. The principal address of Alger National Trust Company is 78 Headquarters Plaza, West Tower - Fourth Floor, Morristown, New Jersey 07960.

                                      * * *


      Jennison Associates, LLC ("Jennison"), the sub-adviser to IDEX Jennison Equity Opportunity, is a wholly-owned subsidiary of the Prudential Insurance Company of America ("Prudential"). Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

      The business and other connections of Jennison Associates LLC's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

      John H. Hobbs, Director, Chairman and Chief Executive Officer, Director and Vice President, Prudential Investment Management, Inc. ("PIM"), Director, Prudential Trust Company; Spiros Segalas, Director, President and Chief Investment Officer; Michael A. Del Balso, Director and Executive Vice President; Karen E. Kohler, Director, Executive Vice President and Chief Compliance Officer; Kathleen A. McCarragher, Director and Executive Vice President; Mary-Jane Flaherty, (Gateway Center Three, 15th Floor 100 Mulberry Street Newark, New Jersey, 07102), Director, Managing Director - Strategic Initiatives, PIM., Director and Vice President, Prudential Asset Management Holding Company ("PAMHC"); Philip N. Russo, (Gateway Center Three, 15th Floor 100 Mulberry Street, Newark, New Jersey, 07102), Director, Director and Vice President PIM, Director, PRICOA General Partner Limited; Victor Y. Sim, (751 Broad Street, 17th Floor, Newark, New Jersey, 07102), Director, Vice President, The Prudential Insurance Company of America ("PICA"); John R. Strangfeld, (199 Water Street, New York, New York, 10292), Director, Vice Chairman, Prudential Financial, Inc. ("PFI"), Director, Chairman and Chief Executive Officer, Prudential Securities Group Inc., Director, Chairman and Chief Executive Officer, Prudential Securities Incorporated, Director and President, PAMHC, Director and Chairman, PIM, Executive Vice President, PICA, Executive Vice President, Prudential Investment Management Services LLC., Director and Chairman, PIM Global Financial Strategies, Inc., President, PGAM Finance Corporation, Director and President, Prudential Capital & Investment Services, LLC; Kevin C. Uebelein, (CIO Office, 6F 4-4-1, Nihombashi, Hongoku-cho, Chuo-Ku, Tokyo, 103-0021, Japan), Director, Chief Investment Officer, Senior Managing Executive Officer, Executive Officer, The Gibraltar Life Insurance Company,

Ltd., Senior Vice President, PIM, Director, Prudential Holdings of Japan, Inc., Director, Asian Infrastructure Mezzanine Capital Fund; Bernard B. Winograd, (Gateway Center Three, 15th Floor, 100 Mulberry Street, Newark, New Jersey, 07102), Director, Senior Vice President, PFI, Director, Chief Executive Officer and President, PIM., Director and Vice President, PAMHC, Director and Chairman, PIM Warehouse, Inc. Director and Chairman, PIC Holdings Limited, Director Circle Housing Corporation, Chief Executive Officer and Trustee, 745 Property Investments.


                                      * * *

      Luther King Capital Management Corporation ("LKCM"), 301 Commerce Street., Suite 1600, Ft. Worth, Texas 76102, the sub-adviser to IDEX LKCM Strategic Total Return, is a registered investment adviser providing investment management services.

      Luther King Capital Management Corporation also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the sub-adviser; Paul W. Greenwell; Jacqui Brownfield; Scot C. Hollmann; David L. Dowler; Joan M. Maynard; Vincent
G. Melashenko; Michael Yeager; James B. Orser; William M. Uhlemeyer; J. Bryan King; Gary G. Walsh; Steven R. Purvis; Mark Johnson; Timothy E. Harris; James J. Kerrigan; Alan D. Marshall; and Barbara S. Garcia, officers of Luther King Capital Management Corporation, have no substantial business, profession, vocation or employment other than their positions with Luther King Capital Management Corporation.

                                      * * *

      Salomon Brothers Asset Management Inc ("SaBAM"), 399 Park Avenue, New York, New York, 10022, serves as sub-adviser to IDEX Salomon All Cap and IDEX Salomon Investors Value. The directors and officers are as follows: Virgil H. Cumming, Member of the Board of Directors and Managing Director of Salomon Smith Barney, Inc.; Peter J. Wilby, Member of the Board of Directors and Managing Director of SBAM; Ross S. Margolies, Member of the Board of Directors and Managing Director of SBAM; Michael F. Rosenbaum, Chief Legal Officer and General Counsel of Citigroup Asset Management; Jeffrey S. Scott, Compliance Officer.

                                      * * *

      T. Rowe Price Associates, Inc., ("T. Rowe") 100 East Pratt Street, Baltimore, Maryland 21202 serves as sub-adviser to IDEX T. Rowe Price Tax-Efficient Growth, IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price Health Sciences. Calvin W. Burnett, Ph.D., Director of T. Rowe, is President of Coppin State College. Anthony W. Deering, Director of T. Rowe, is Director, Chairman of the Board, President, and Chief Executive Officer of The Rouse Company, real estate developers. Donald W. Dick, Jr., Director of T. Rowe, is a Principal of EuroCapital Advisors, LLC, an acquisition and management advisory firm. David K. Fagin, Director of T. Rowe, is Chairman and President of Nye Corporation. F. Pierce Linaweaver, Director of T. Rowe, is President of F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers. Hanne M. Merriman, Director of T. Rowe, is a Retail Business Consultant. John G. Schreiber, Director of T. Rowe, is Owner/President of Centaur Capital Partners, Inc., a real estate investment company. Mr. Schreiber is also Senior Advisor and Partner of Blackstone Real Estate Advisors, L.P. Hubert D. Vos, Director of T. Rowe, is Owner/President of Stonington Capital Corporation, a private investment company. Paul M. Wythes, Director of T. Rowe, is a Founding Partner of Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high technology companies throughout the United States. The remaining Officers are Edward C. Bernard, Director and Vice President of T. Rowe; Vice President of TRP Distribution, Inc.; Director and President of T. Rowe Price Advisory Services, Inc.; Director and Vice President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc.; Director and President of T. Rowe Price Investment Services, Inc.; Director and Chairman of the Board of T. Rowe Price Savings Bank; and Director of T. Rowe Price Services, Inc.; James A. C. Kennedy, Director and Vice President of T. Rowe; Director and Vice President of T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; William T. Reynolds, Director and Vice President of T. Rowe; Director of TRP Finance, Inc.; Director of T. Rowe Price Global Asset Management Ltd.; Director and Vice President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Recovery Fund Associates, Inc.; President of T. Rowe Price Recovery Fund II Associates LLC; Director and Chairman of the Board of T. Rowe Price Stable Asset Management, Inc.; James S. Riepe, Director and Vice President of T. Rowe; Director and President of TRP Distribution, Inc.; Director and President of TRP Suburban, Inc.; Director and President of TRP Suburban Second, Inc.; Director and President of TRP Suburban Third, Inc.; Director of TRPH

Corporation; Director of T. Rowe Price Advisory Services, Inc.; Director and Chairman of T. Rowe Price Global Asset Management Ltd.; Director of T. Rowe Price Global Investment Services Ltd.; Director, Vice President and Vice Chairman of the Board of T. Rowe Price Group, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Director of T. Rowe Price International, Inc.; Director and Chairman of the Board of T. Rowe Price Investment Services, Inc.; Director and Chairman of the Board of T. Rowe Price Investment Technologies, Inc.; Director and Chairman of the Board of T. Rowe Price Program for Charitable Giving, Inc.; Director and President of T. Rowe Price Real Estate Group, Inc.; Director and Chairman of the Board of T. Rowe Price Retirement Plan Services, Inc.; Director and Chairman of the Board of T. Rowe Price Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; Director, Trust Officer, Chairman of the Board and President of T. Rowe Price Trust Company; Director and Chairman of the Board of T. Rowe Price (Canada), Inc.; George A. Roche, Director and President of T. Rowe; Director and Chairman of the Board of TRP Finance, Inc.; Director and Vice President of TRP Suburban, Inc.; Director and Vice President of TRP Suburban Second, Inc.; Director and Vice President of TRP Suburban Third, Inc.; Director, Chairman of the Board, and President of T. Rowe Price Group, Inc.; Director of T. Rowe Price International, Inc.; Director of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; M. David Testa, Director, Chief Investment Officer, and Vice President of T. Rowe; Director of TRPH Corporation; Director of T. Rowe Price Global Asset Management Ltd.; Director of T. Rowe Price Global Investment Services Ltd.; Director, Vice Chairman of the Board, Chief Investment Officer, and Vice President of T. Rowe Price Group, Inc.; Director of T. Rowe Price International, Inc.; Director of T. Rowe Price Real Estate Group, Inc.; Director and Vice President of T. Rowe Price Trust Company; Director and President of T. Rowe Price (Canada), Inc.

                                      * * *

      Pilgrim Baxter & Associates, Ltd. ("Pilgrim"), 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087, serves as sub-adviser to IDEX PBHG Mid Cap Growth. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; Director, Trustee and Chairman of PBHG Insurance Series; Trustee of PBHG Fund Services; and Chairman and Trustee of PBGH Funds. The remaining principal officers are Gary L. Pilgrim, President and Director of Pilgrim; Trustee of PBHG Fund Services; and President of PBHG Insurance Series Fund and PBHG Funds; Michael S. Sutton, Chief Investment Officer and Vice President; Eric C. Schnieder, Chief Financial Officer and Treasurer of Pilgrim; Chief Financial Officer of PBHG Fund Services; and Trustee and Chief Financial Officer of PBHG Fund Distributors; Brian C. Dillon, Chief Compliance Officer of Pilgrim, PBHG Fund Distributors and PBHG Fund Services; Vice President of PBHG Funds and PBHG Insurance Series Fund; and John M. Zerr, General Counsel and Secretary of Pilgrim, PBHG Fund Distributors, and PBHG Fund Services; and Vice President and Secretary of PBHG Funds and PBHG Insurance Series Fund.

      Each person and entity may be reached c/o Pilgrim Baxter & Associates, Ltd., at the above address.

                                      * * *

      Transamerica Investment Management, LLC, ("TIM") 1150 South Olive Street, Suite 2700, Los Angeles, California 90015, serves as sub-adviser to IDEX Transamerica Growth Opportunities, IDEX Transamerica Equity, IDEX Transamerica Convertible Securities, IDEX Transamerica Value Balanced and IDEX Transamerica Money Market. The officers are Patrick S. Baird, Manager, and President and CEO of AEGON, USA; John R. Kenney, Manager and Chairman, Director and Co-Chief Executive Officer of Great Companies, L.L.C.; Larry N. Norman, Manager, and Executive Vice President and Chief Executive Officer of AEGON USA, Inc.; John C. Riazzi, Manager and Chief Executive Officer; Gary U. Rolle, Manager, President and Chief Investment Officer; Brian C. Scott, Manager and Director, President and Chief Executive Officer of AEGON/Transamerica Fund Advisers, Inc.; Ann Marie Swanson, Vice President, Chief Compliance Officer and Secretary; and Jeffrey S. Van Harte, Manager, Senior Vice President and Head of Equities.

                                      * * *

      Great Companies, L.L.C. ("Great Companies"), 635 Court Street, Clearwater, Florida 33756, serves as sub-adviser to IDEX Great Companies - America(SM), IDEX Great Companies - TechnologySM, and IDEX Great Companies - Global(2). John R. Kenney, Chairman and Co-CEO, also serves as Chairman of AEGON/Transamerica Series Fund,

Inc.; Chairman, IDEX Mutual Funds; James Hare Huguet, serves as President and Co-CEO; Alan F. Warrick, Director, also serves as Managing Director of AEGON USA (Cedar Rapids, IA) and Western Reserve Life Assurance Co. of Ohio (St. Petersburg, FL); Thomas R. Moriarty, Director, also serves as Executive Vice President of AEGON/Transamerica Fund Services, Inc.; Executive Vice President of AEGON/Transamerica Fund Advisers, Inc.; Executive Vice President, Principal Financial Officer and Treasurer of IDEX Mutual Funds; Chairman, Director and President of InterSecurities, Inc.; Vice President of AFSG Securities Corp.; and Vice President of Western Reserve Life Assurance Co. of Ohio; Jerome C. Vahl, Director, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio.

                                      * * *


      Federated Investment Management Company ("Federated"), Federated Investors Tower, Pittsburgh, PA 15222-3779, sub-adviser to IDEX Federated Tax Exempt, is a registered investment adviser under the Investment Advisers Act of 1940. Federated is a subsidiary of Federated Investors, Inc.

      The Sub-Adviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Sub-Adviser and other subsidiaries of Federated Investors, Inc. is approximately $212 billion. The Trustees of the Sub-Adviser, their position with the Sub-Adviser, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); Keith M. Schappert, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Global Investment Management Corp.; Trustee and President - Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.), Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); William D. Dawson, III, Trustee and Executive Vice President (Trustee and Executive Vice President, Federated Global Investment Management Corp. and Federated Investment Counseling; Trustee, Federated Investors Trust Company; Vice President, Federated Investors, Inc.); Henry A. Frantzen, Trustee and Executive Vice President (Trustee and Executive Vice President, Federated Global Investment Management Corp. and Federated Investment Counseling; Vice President, Federated Investors, Inc.); J. Thomas Madden, Trustee and Executive Vice President (Trustee and Executive Vice President, Federated Global Investment Management Corp. and Federated Investment Counseling; Vice President, Federated Investors, Inc.); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

      The remaining Officers of the Sub-Adviser are: Senior Vice Presidents:
Stephen F. Auth, Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Deborah A. Cunningham, Linda A. Duessel, Mark E. Durbiano, James E. Grefenstette, Robert M. Kowit, Jeffrey A. Kozemchak, Richard J. Lazarchic, Susan
M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frank Semak, Richard Tito and Peter Vutz; Vice Presidents: Todd A. Abraham, J. Scott Albrecht, Randall S. Bauer, Nancy J. Belz, G. Andrew Bonnewell, David Bruns, Robert E. Cauley, Regina Chi, Ross M. Cohen, Fred B. Crutchfield, Lee R. Cunningham, II, Alexandre de Bethmann, B. Anthony Delserone, Jr., Donald T. Ellenberger, Eamonn G. Folan, Kathleen M. Foody-Malus, Thomas M. Franks, John T. Gentry, David P. Gilmore, Marc Halperin, John W. Harris, Patricia L. Heagy, Susan R. Hill, Nikola A. Ivanov, William R. Jamison, Constantine J. Kartsonas, Nathan H. Kehm, John C. Kerber, Steven Lehman, Marian R. Marinack, Natalie F. Metz, Thomas J. Mitchell, Joseph M. Natoli, John L. Nichol, Mary Kay Pavuk, Jeffrey A. Petro, John P. Quartarolo, Ihab L. Salib, Roberto Sanchez-Dahl, Sr., Aash M. Shah, John Sidawi, Michael W. Sirianni, Jr., Christopher Smith, Timothy G. Trebilcock, Leonardo A. Vila, Paige M. Wilhelm, Richard M. Winkowski, Jr., Lori A. Wolff and George B. Wright; Assistant Vice Presidents: Catherine A. Arendas, Angela A. Kohler, Nicholas P. Besh, Hanan Callas, David W. Cook, James R. Crea Jr., Karol M. Crummie, David Dao, Richard J. Gallo, James Grant, Anthony Han, Kathryn P. Glass, Carol B. Kayworth, J. Andrew Kirschler, Robert P. Kozlowski, Ted T. Lietz, Sr., Tracey L. Lusk, Theresa K. Miller, Bob Nolte, Rae Ann Rice, James

W. Schaub, Jennifer G. Setzenfand, Diane R. Startari, Kyle D. Stewart, Mary Ellen Tesla, Michael R. Tucker, Steven J. Wagner and Mark Weiss; Assistant
Treasurer: Denis McAuley III; Secretary: G. Andrew Bonnewell; Assistant
Secretaries: C. Grant Anderson and Leslie K. Ross.

The business address of each of the Officers of the Sub-Adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.


                                      * * *

      American Century Investment Management, Inc. ("American Century"), 4500 Main Street, Kansas City, Missouri 64111, serves as sub-adviser to IDEX American Century International and IDEX American Century Income & Growth. James Evans Stowers, Jr. is Director and stockholder; James Evans Stowers, III is Director and Portfolio Manager; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; Robert C. Puff is Chairman of the Board, Paul Adam Ehrhardt is Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Senior Vice President; Mark L. Mallon is Chief Investment Officer and Senior Vice President.

                                      * * *

      Ironwood Capital Management, L.L.C. ("Ironwood"), 21 Custom House Street, Suite 240, Boston, MA 02110, serves as sub-adviser to IDEX Isabelle Small Cap Value. Warren J. Isabelle is Manager & Chief Investment Officer; Richard L. Droster is Executive V.P./Director of Marketing; Donald Collins is Senior Portfolio Manager; and Gary S. Saks is Vice President - Administration and Chief Operating Officer.

                                      * * *


      Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to IDEX PIMCO Total Return and IDEX PIMCO Real Return TIPS. Arnold, Tamara J. Executive Vice President, PIMCO and PIMCO Management, Inc; Asay, Michael R. Senior Vice President, PIMCO and PIMCO Management, Inc.; Baker, Brian P. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Singapore) Limited; Bass, Shannon Senior Vice President, PIMCO and PIMCO Management, Inc.; Beaumont, Stephen B. Vice President, PIMCO and PIMCO Management, Inc.; Benz, William R. II Managing Director, Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC; Bhansali, Vineer Executive Vice President, PIMCO and PIMCO Management, Inc.; Bishop, Gregory A. Senior Vice President, PIMCO and PIMCO Management, Inc.; Vice President, PIMCO Variable Insurance Trust; Borneleit, Adam Vice President, PIMCO and PIMCO Management, Inc.; Brown, Eric Vice President, PIMCO and PIMCO Management, Inc.; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc.; Brynjolfsson, John
B. Executive Vice President, PIMCO and PIMCO Management, Inc. Burns, R. Wesley Managing Director, PIMCO. Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Callin, Sabrina C. Vice President, PIMCO and PIMCO Management, Inc. Clark, Marcia K. Vice President, PIMCO and PIMCO Management, Inc. Conseil, Cyrille Senior Vice President, PIMCO and PIMCO Management, Inc. Cummings, Doug Vice President, PIMCO and PIMCO Management, Inc. Cupps, Wendy W. Executive Vice President, PIMCO and PIMCO Management, Inc. Dada, Suhail Vice President, PIMCO and PIMCO Management, Inc. Dawson, Craig Vice President, PIMCO and PIMCO Management, Inc. Dialynas, Chris Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Dorff, David J. Vice President, PIMCO and PIMCO Management, Inc. Dow, Michael G. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Dunn, Anita Vice President, PIMCO and PIMCO Management, Inc. Durn, Sandra Senior Vice President, PIMCO and PIMCO Management, Inc. Easterday, Jeri Vice President, PIMCO and PIMCO Management, Inc. El-Erian, Mohamed A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Estep, Bret W. Vice President,

PIMCO and PIMCO Management, Inc. Ettl, Robert A. Executive Senior Vice President, PIMCO and PIMCO Management, Inc. Evans, Stephanie D. Vice President, PIMCO and PIMCO Management, Inc. Feingold, Andrea S. Executive Vice President, PIMCO and PIMCO Management, Inc. Fisher, Marcellus Vice President, PIMCO and PIMCO Management, Inc. Fitzgerald, Robert M. Chief Financial Officer and Treasurer, PIMCO, PIMCO Management, Inc., Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management, Inc., Parametric Portfolio Associates, Parametric Management Inc., StocksPLUS Management Inc. and PIMCO Funds Distributors LLC; Chief Financial Officer and Assistant Treasurer, Cadence Capital Management; Director, Senior Vice President and Chief Financial Officer, Oppenheimer Group, Inc.; Chief Financial Officer and Senior Vice President, PIMCO Advisors; Chief Financial Officer, PIMCO Global Advisors LLC. Fournier, Joe Vice President, PIMCO and PIMCO Management, Inc. Foulke, Steve A. Senior Vice President, PIMCO and PIMCO Management, Inc. Frisch, Ursula T. Senior Vice President, PIMCO and PIMCO Management, Inc. Garbuzov, Yuri P. Vice President, PIMCO and PIMCO Management, Inc. Gleason, G. Steven Vice President, PIMCO and PIMCO Management, Inc. Goldman, Stephen S. Vice President, PIMCO and PIMCO Management, Inc. Graber, Greg Vice President, PIMCO and PIMCO Management, Inc. Gross, William H. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Hague, John L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Hally, Gordon C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hamalainen, Pasi M. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Hardaway, John P. Senior Vice President, PIMCO and PIMCO Management, Inc.; Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Funds: Multi-Manager Series. Harris, Brent R. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee, PIMCO Advisors; Member of PIMCO Partners LLC. Hart, Phillip Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Harumi, Kazunori Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Hayes, Raymond C. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Hinman, David C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hodge, Douglas M. Executive Vice President, PIMCO and PIMCO Management, Inc. Holden, Brent L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Holloway, Dwight F., Jr. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Hudoff, Mark Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Munich) Limited. Hudson, James Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (London) Limited. Isberg, Margaret E. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust. Ivascyn, Daniel J. Vice President, PIMCO and PIMCO Management, Inc. Jacobs, Lew W. Senior Vice President, PIMCO and PIMCO Management, Inc. Kelleher III, Thomas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Keller, James M. Executive Vice President, PIMCO and PIMCO Management, Inc. Kendrick, Karen Vice President, PIMCO and PIMCO Management, Inc. Kennedy, Raymond G., Jr. Executive Vice President, PIMCO and PIMCO Management, Inc. Kido, Mashiro Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Kiesel, Mark R. Senior Vice President, PIMCO and PIMCO Management, Inc. Kirkbaumer, Steven P. Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Variable Insurance Trust. Koba, Toshio Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Lackey, W. M. Reese Vice President, PIMCO and PIMCO Management, Inc. Larsen, Henrik P. Vice President and Manager, Fund Administration, PIMCO. Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Funds:
Multi-Manager Series. Lee, David Vice President, PIMCO and PIMCO Management, Inc. Lindgren, Peter Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. Loftus, John S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Lown, David Senior Vice President, PIMCO and PIMCO Management, Inc. Ludwig, Jeff Senior Vice President, PIMCO and PIMCO Management, Inc. Makinoda, Naoto Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Mallegol, Andre J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mariappa, Sudesh N. Executive Vice President, PIMCO and PIMCO Management, Inc. Martin, Scott W. Vice President, PIMCO and PIMCO Management, Inc. Martini, Michael E. Senior Vice President, PIMCO and PIMCO Management, Inc. Mather, Scott A. Executive Vice President, PIMCO and PIMCO Management, Inc.; Senior Vice
President, PIMCO Commercial Mortgage Securities Trust, Inc. McCray, Mark V. Executive Vice President, PIMCO and PIMCO Management, Inc. McCulley, Paul A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. McDevitt, Joseph E. Executive Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Europe) Limited. Meiling, Dean S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Member, PIMCO Partners LLC. Metsch, Mark E. Vice President, PIMCO and PIMCO Management, Inc. Mewbourne, Curtis Senior Vice President, PIMCO and PIMCO Management, Inc. Miller, John Vice President, PIMCO and PIMCO Management, Inc. Millimet, Scott Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mitchell, Gail Vice President, PIMCO and PIMCO Management, Inc. Moll, Jonathan D. Senior Vice President, PIMCO and PIMCO Management, Inc. Monson, Kirsten S. Executive Vice President, PIMCO and PIMCO Management, Inc. Muzzy, James F. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Variable Insurance Trust; Member of PIMCO Partners LLC.; Vice President of the Trust. Nercessian, Terry Vice President, PIMCO and PIMCO Management, Inc. Norris, John Vice President, PIMCO and PIMCO Management, Inc. Nguyen, Vinh T. Controller, PIMCO; Vice President and Controller, PIMCO Advisors, Cadence Capital Management, Inc., NFJ Management, Inc., Parametric Management, Inc., StocksPLUS Management, Inc., PIMCO Funds Distributors LLC, PIMCO Management, Inc., PIMCO Global Advisors LLC. O'Connell, Gillian Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. O'Keefe, R. Ian Vice President, PIMCO and PIMCO Management, Inc. Okamura, Shigeki Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Ongaro, Douglas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Otterbein, Thomas J. Executive Vice President, PIMCO and PIMCO Management, Inc. Palghat, Kumar N. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Australia) Limited. Paulson, Bradley W. Senior Vice President, PIMCO and PIMCO Management, Inc. Perez, Keith Vice President, PIMCO and PIMCO Management, Inc. Phansalker, Mohan V. Executive Vice President, Senior Legal Officer and Assistant Secretary, PIMCO and PIMCO Management, Inc.; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Philipp, Elizabeth M. Senior Vice President, PIMCO and PIMCO Management, Inc. Pittman, David J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Podlich, William F. III Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Porterfield, Mark Vice President, PIMCO and PIMCO Management, Inc. Powers, William C. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of PIMCO Partners LLC. Rappaport, Marcy Vice President, PIMCO and PIMCO Management, Inc. Reimer, Ron Vice President, PIMCO and PIMCO Management, Inc. Reisz, Paul W. Vice President, PIMCO and PIMCO Management, Inc. Repoulis, Yiannis Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Rodgerson, Carol Vice President, PIMCO and PIMCO Management, Inc. Romano, Mark A. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Roney, Scott L. Senior Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Japan) Limited. Rosiak, Jason Vice President, PIMCO and PIMCO Management, Inc. Rowe, Cathy T. Vice President, PIMCO and PIMCO Management, Inc. Ruthen, Seth R. Senior Vice President, PIMCO and PIMCO Management, Inc. Sargent, Jeffrey M. Senior Vice President, PIMCO, PIMCO Management, Inc., and the Trust, PIMCO Funds:
Multi-Manager Series, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Schmider, Ernest L. Managing Director and Secretary, PIMCO; Director, Managing Director and Secretary, PIMCO Management, Inc.; Secretary, PIMCO Partners LLC; Director and Assistant Secretary, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Advisors. Scholey, Leland T. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Schucking, Ivor Senior Vice President, PIMCO and PIMCO Management, Inc. Schulist, Stephen O. Senior Vice President, PIMCO and PIMCO Management, Inc. Scibisz, Iwona E. Vice President, PIMCO and PIMCO Management, Inc. Seliga, Denise C. Senior Vice President, PIMCO and PIMCO Management, Inc. Sellers, Devin Vice President, PIMCO and PIMCO Management, Inc. Shaler, Tim Vice President, PIMCO and PIMCO Management, Inc. Sheehy, Erica Vice President, PIMCO and PIMCO Management, Inc. Simon, Scott Executive Vice President, PIMCO and PIMCO Management, Inc. Telish, Christine Vice President, PIMCO and PIMCO Management, Inc. Theodore, Kyle, J. Vice President, PIMCO and PIMCO Management, Inc. Thomas, Lee R. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member PIMCO Partners LLC. Thompson, William S. Jr. Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director, Managing Director and Chief Executive Officer, PIMCO Management, Inc.; Director and President, StocksPLUS

Management, Inc.; Senior Vice President of PIMCO Variable Insurance Trust; Vice President of the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee Member, PIMCO Advisors; Member, President and Chief Executive Officer of PIMCO Partners LLC. Thurston, Powell Vice President, PIMCO and PIMCO Management, Inc. Trosky, Benjamin L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Tyson, Richard E. Senior Vice President, PIMCO and PIMCO Management, Inc. Van de Zilver, Peter A. Vice President, PIMCO and PIMCO Management, Inc. Van Heel, Marc Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Vick, Dave Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Weil, Richard M. Executive Vice President and Assistant Secretary, PIMCO, PIMCO Management, Inc., Cadence Capital Management, and PIMCO Funds Distributors LLC; General Counsel and Senior Vice President, PIMCO Advisors; Secretary, Cadence Capital Management, Inc. NFJ Management, Inc., Parametric Management, Inc., NFJ Investment Group, Parametric Portfolio Associates, and StocksPLUS Management, Inc.; Vice President, PIMCO
Funds: Multi-Manager Series; Senior Vice President, General Counsel and Assistant Secretary, PIMCO Global Advisors LLC; Senior Vice President and Assistant Secretary, PIMCO Global Advisors (Japan) Limited. Willemsen, Mick Vice President, PIMCO and PIMCO Management, Inc.; Assistant Secretary, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Wilson, John Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Sydney) Limited. Wilson, Susan Senior Vice President, PIMCO and PIMCO Management, Inc. Wood, George H. Executive Vice President, PIMCO and PIMCO Management, Inc. Wyman, Charles Executive Vice President, PIMCO and PIMCO Management, Inc. Young, David Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Yu, Cheng-Yuan Vice President, PIMCO and PIMCO Management, Inc. Zhu, Changhong Senior Vice President, PIMCO and PIMCO Management, Inc.

                                      * * *

      AEGON USA Investment Management LLC ("AUIM"), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to IDEX Transamerica Conservative High-Yield Bond. Its officers are: Douglas C. Kolsrud, Manager and Chairman of the Board; Brenda K. Clancy, Manager; Craig D. Vermie, Manager; Eric B. Goodman, President & Chief Investment Officer; Kirk W. Buese, Executive Vice President - Private Finance; William S. Cook, Executive Vice President -- Capital Market Strategies; Daniel P. Fox, Executive Vice President - Risk Management; Sarah C. Lange, Executive Vice President - Portfolio Management; David R. Ludke, Executive Vice President; Mark J. Zinkula, Executive Vice President - Public Fixed Income; David M. Carney, Senior Vice President and Chief Financial Officer; Bradley J. Beman, Senior Vice President; John T. Bender, Senior Vice President; Frank E. Collecchia, Senior Vice President; Mark E. Dunn, Senior Vice President; David R. Halfpap, Senior Vice President; Steven P. Opp, Senior Vice President; Sarvjeev S. Sidhu, Senior Vice President; Christopher R. Sebald, Senior Vice President; Michael B. Simpson, Senior Vice President; Jon L. Skaggs, Senior Vice President; Robert A. Smedley, Senior Vice President; Mark W. Bursinger, Vice President; Ashok K. Chawla, Vice President; Douglas A. Dean, Vice President; Mark D. Evans, Vice President; Mark A. Faulkenberg, Vice President; Robert Fitzsimmons, Vice President; Robert L. Hansen, Vice President; Scott P. Hassenstab, Vice President; Jon D. Kettering, Vice President; James R. Landis, Vice President; Jeffrey T. McGlaun, Vice President; Stephanie M. Phelps, Vice President; Gregory W. Theobald, Vice President and Assistant Secretary; Michael A. Urban, Vice President; Jeffrey A. Whitehead, Vice President; M. Christina Galligan, Assistant Vice President; Donna L. Heitzman, Assistant Vice President; Karen E. Hufnagel, Assistant Vice President; Michael N. Meese, Assistant Vice President; Mary T. Pech, Assistant Vice President; Michael J. Rudzik, Assistant Vice President; Paul J. Houk, General Counsel and Secretary; Robert S. Jett III, Assistant Secretary; Brian E. Rolland, Treasurer; Clifton W. Flenniken III, Assistant Treasurer; and Cynthia L. Remley, Assistant General Counsel.

                                      * * *

           Banc of America Capital Management, LLC ("BACAP"), 101 S. Tryon Street, Charlotte, North Carolina 28255, serves as sub-adviser to IDEX Marsico Growth. Robert Harry Gordon, Various to President, Chief Executive Officer and Manager, also serves as President and Manager of BACAP Advisory Partners, LLC; Director of Banc of America Capital Management (Ireland), Limited. Director of Banc of America Capital Management Alternative Advisors, Inc. Various to President, Chairman, Chief Executive Officer and Manager of Banc of America Advisors, LLC. Senior Vice President - Investment Management Marketing and Distribution of Bank of America, N.A; Michael Edward Kenneally, Various to Chairman, Chief Investment Officer and Manager of Banc of America Capital Management, LLC, Chief Investment Officer and Manager of BACAP Advisory Partners, LLC., Manager of Banc of America Advisors, LLC, Director of Banc of America Capital Management Alternative

Advisors, Inc. and Various to Senior Vice President - Investment Management Products of Bank of America, N.A; Edward David Bedard, Chief Administrative Officer, Treasurer and Manager of Banc of America Capital Management, LLC. Chief Operating Officer, Treasurer and Manager of BACAP Advisory Partners, LLC. Director of Banc of America Capital Management (Ireland), Limited. Various to Director, Senior Vice President and Treasurer of Banc of America Capital Management Alternative Advisors, Inc. Various to Chief Operating Officer, Chief Financial Officer and Manager of Banc of America Advisors, LLC. Senior Vice President of Bank of America, N.A; Preston ("Tony") Wayne Estep, Jr., Managing Director, Quantitative Strategies of BACAP, LLC. Managing Partner of Estep Trading Partners L.P. (1994 to 1998); Daniel Brendan Mulvey, Managing Director of Cash Investments Platform of BACAP, LLC. Managing Director of Money Market Group of BACAP, LLC (2000 to 2002). Managing Director and Manager of Short Term Investments of Westdeutsche Landesbank Asset Management (1999 to 2000). Vice President and Manager of Strategy Implementation Group of JP Morgan Investment Management Group (1997 to 1999). Vice President and Member of Fixed Income Strategy Committee of JP Morgan Investment Management Group (1997 to 1999). Vice President and Portfolio Manager of Short Term Investment Group of JP Morgan Investment Management Group (1995 to 1997). Assistant Vice President and Senior Fixed Income Trader of JP Morgan Investment Management Group (1991 to 1995). Peter D. Taube, Chief Financial Officer, also serves as Treasurer of Banc of America Advisors, LLC. Director and Chief Financial Officer of Fixed Income Division of Americas' of Merrill Lynch (1999 to 2002). Director and Chief Financial Officer of Global Credit Markets of Merrill Lynch (1998 to 1999). Senior vice President and Chief Financial Officer of Merrill Lynch Futures, Inc. (1996 to 1998). Andrew J. Stenwall, Various to Platform Executive for Fixed Income Investments. Senior Vice President of Bank of America, N.A. Director of Boatmen's Capital Management, Inc. (2000 to 2000). Portfolio Manager for Sovran Capital Management Corporation (1999 to 2000). Portfolio Manager for Lazard Freres (1995 to 1997). Steven Bruce Young, Managing Director for Asset Allocation and senior market strategist. Senior Consultant and partner with DeMarcho Associates, Inc. (1997 to 2000). Various to Senior Vice President - Regional Director and Institutional Portfolio Management with Boatmen's Trust Company (1989 to 1997).

                                      * * *

      Gateway Investment Advisers, L.P. ("Gateway"), 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to IDEX Protected Principal Stock. Walter G. Sall is Chairman and Chief Executive Officer; J. Patrick Rogers is President; Harry E. Merriken III, is Senior Vice President and Principal; Geoffrey Keenan is Chief Operating Officer and Executive Vice President; Paul Stewart is Senior Vice President and Chief Financial Officer; Donna M. Squeri is General Counsel and Secretary; Gary H. Goldschmidt is Controller; and Nelson C. Bickel is Chief Information Officer and Vice President.

                                      * * *

      Clarion CRA Securities, LP ("Clarion"), 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser for IDEX Clarion Real Estate Income Fund. Its officers are: Ritson T. Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; John A. Weisz, Executive Officer; Stephen J. Furnary, Executive Officer; Charles Grossman, Executive Officer; and Arnoldus W. Veenhuysen, Executive Officer.

ITEM 27 PRINCIPAL UNDERWRITER

AFSG Securities Corporation

      (a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

      (b)   Directors and Officers of Principal Underwriter


           Name                         Positions and Offices with Underwriter               Positions and Offices with Registrant
           ----                         --------------------------------------               --------------------------------------
Larry N. Norman               (1)      Director and President                                Trustee

Anne M. Spaes                 (1)      Director and Vice President                           N/A

Lisa Wachendorf               (1)      Director, Chief Compliance Officer

                                       and Vice President                                    N/A

John K. Carter                (2)      Vice President                                        Senior Vice President, Secretary and
                                                                                             Counsel

Christopher G. Roetzer        (2)      Vice President                                        Vice President, Assistant Treasurer
                                                                                             and Principal Accounting Officer

Willliam G. Cummings          (2)      Vice President                                        N/A

Linda Gilmer                           Controller and Treasurer                              N/A

Frank A. Camp                 (1)      Secretary                                             N/A

Thomas R. Moriarty            (2)      Vice President                                        Executive Vice President, Treasurer
                                                                                             and Principal Financial Officer

Emily Monroe Bates            (3)      Assistant Treasurer                                   N/A

Teresa L. Stolba              (1)      Assistant Compliance Officer                          N/A

Clifton W. Flenniken III      (4)      Assistant Treasurer                                   N/A

Priscilla I. Hechler          (2)      Assistant Vice President and                          N/A
                                       Assistant Secretary

Darin D. Smith                (1)      Vice President and                                    N/A
                                       Assistant Secretary


(1)   4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)   570 Carillon Parkway, St. Petersburg, FL 33716-1202

(3)   400 West Market Street, Louisville, KY 40202

(4)   1111 North Charles Street, Baltimore, MD 21201

ITEM 28 LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

      (a) Shareholder records are maintained by the Registrant's transfer agent, AEGON/Transamerica Investor Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

      (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

ITEM 29 MANAGEMENT SERVICES


      The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by ATFA, Alger Management, Janus, Jennison, LKCM, T. Rowe Price, SaBAM, Pilgrim, TIM, AUIM, Great Companies, Federated, Gateway, American Century, Clarion, Ironwood, BACAP and PIMCO pursuant to the Management and Investment Advisory Agreements, the Investment Counsel Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.


ITEM 30 UNDERTAKINGS

            Not applicable

                                ATFA SIGNATURES

AEGON/Transamerica Fund Advisers, Inc. has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of St. Petersburg and State of Florida on the 28th day of February 2003.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDEX Mutual Funds, has duly caused this Post-Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 28th day of February, 2003.


                                        IDEX Mutual Funds

                                        By: /s/ John R. Kenney
                                           -------------------------------------
                                                John R. Kenney*
                                                Chairman and Trustee


                                        AEGON/Transamerica Fund Advisers, Inc.

                                        By: /s/ John K. Carter
                                           -------------------------------------
                                                John K. Carter, Esq.
                                                Director, Senior Vice President,
                                                General Counsel and Secretary

            Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 54 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



/s/ John R. Kenney                        Chairman & Trustee                         February 28, 2003
-------------------------------------                                                -----------------
John R. Kenney*

/s/ Peter R. Brown                        Vice Chairman & Trustee                    February 28, 2003
-------------------------------------                                                -----------------
Peter R. Brown *

/s/ Larry N. Norman                       Trustee                                    February 28, 2003
-------------------------------------                                                -----------------
Larry N. Norman*

/s/ Daniel Calabria                       Trustee                                    February 28, 2003
-------------------------------------                                                -----------------
Daniel Calabria *

/s/ Charles C. Harris                     Trustee                                    February 28, 2003
-------------------------------------                                                -----------------
Charles C. Harris*

/s/ William W. Short, Jr.                 Trustee                                    February 28, 2003
-------------------------------------                                                -----------------
William W. Short, Jr. *

/s/ Jack E. Zimmerman                     Trustee                                    February 28, 2003
------------------------------------                                                 -----------------
Jack E. Zimmerman *

/s/ Janice B. Case                        Trustee                                    February 28, 2003
-------------------------------------                                                -----------------
Janice B. Case*

/s/ Russell A. Kimball, Jr.               Trustee                                    February 28, 2003
-------------------------------------                                                -----------------
Russell A. Kimball, Jr. *

/s/ James L. Churchill                    Trustee                                    February 28, 2003
-------------------------------------                                                -----------------
James L. Churchill *

/s/ Leo J. Hill                           Trustee                                    February 28, 2003
-------------------------------------                                                -----------------
Leo J. Hill *

/s/ Brian C. Scott                        President & Chief Executive Officer        February 28, 2003
-------------------------------------                                                -----------------
Brian C. Scott*

/s/ Larry N. Norman                       Director                                   February 28, 2003
-------------------------------------                                                -----------------
Larry N. Norman

/s/ Thomas R. Moriarty                            Executive Vice President,                  February 28, 2003
----------------------------------------          Treasurer and Principal                    -----------------
Thomas R. Moriarty*                               Financial Officer


/s/ Christopher G. Roetzer                        Vice President, Assistant                  February 28, 2003
---------------------------------------           Treasurer and Principal                    -----------------
Christopher G. Roetzer*                           Accounting Officer


/s/ John K. Carter
---------------------------------------
*Signed by John K. Carter
Attorney in Fact

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               EXHIBITS FILED WITH
                       POST-EFFECTIVE AMENDMENT NO. 53 TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

                                IDEX MUTUAL FUNDS
                            REGISTRATION NO. 33-2659

                                  EXHIBIT INDEX

EXHIBIT NUMBER      DESCRIPTION OF EXHIBIT
--------------      ----------------------
23(i)               Opinion of Counsel

23(j)(1)            Consent of PWC

23(j)(2)            Consent of Ernst & Young

23(k)               Financials